Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Brazil (2.5%)
Itau Unibanco Holding SA (Preference) ADR	503,125	$2,601
Vale SA	90,176	1,204
		3,805
Canada (7.5%)
Agnico Eagle Mines Ltd.	36,706	1,551
Cameco Corp.	71,364	1,892
Canadian National Railway Co.	27,206	2,938
First Quantum Minerals Ltd.	198,553	3,370
Teck Resources Ltd., Class B	54,611	1,661
		11,412
China (7.2%)
Alibaba Group Holding Ltd. ADR (a)	82,278	6,581
China Resources Beer Holdings Co., Ltd. (b)	130,000	902
JD.com, Inc., Class A (b)	2,469	62
Tencent Holdings Ltd. (b)	50,100	1,692
Tencent Holdings Ltd. ADR (c)	50,351	1,703
		10,940
Denmark (1.9%)
Novo Nordisk AS Series B	28,648	2,854

France (8.8%)
Air Liquide SA	8,049	920
Airbus SE	25,764	2,221
Capgemini SE	7,550	1,209
Dassault Systemes SE	22,082	762
Hermes International	342	402
Kering SA	1,624	720
L'Oreal SA	3,147	1,006
Legrand SA	5,439	352
LVMH Moet Hennessy Louis Vuitton SE	1,803	1,063
Pernod Ricard SA	5,564	1,021
Sanofi	20,947	1,595
Technip Energies NV	86,488	980
TotalEnergies SE	25,653	1,204
		13,455
Germany (9.1%)
Bayer AG (Registered)	134,129	6,180
CTS Eventim AG & Co. KGaA (a)	9,956	410
Infineon Technologies AG	44,036	964
Jungheinrich AG (Preference)	28,213	569
KION Group AG	38,525	738
Linde PLC (a)	11,808	3,197
Siemens Healthineers AG	44,813	1,922
		13,980
India (4.5%)
Apollo Hospitals Enterprise Ltd.	18,756	1,003

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

HDFC Bank Ltd. ADR	28,990	1,694
ICICI Bank Ltd.	107,965	1,134
ICICI Prudential Life Insurance Co., Ltd.	118,925	763
Reliance Industries Ltd.	41,297	1,198
State Bank of India	159,592	1,034
		6,826
Ireland (0.8%)
Ryanair Holdings PLC ADR (a)	21,724	1,269

Japan (8.4%)
FANUC Corp.	4,450	625
Hoya Corp.	6,400	617
Keyence Corp.	5,600	1,851
Nikon Corp.	377,600	3,579
Shimano, Inc.	3,750	587
Shiseido Co., Ltd.	7,600	266
SMC Corp.	1,905	775
Sony Group Corp.	30,693	1,977
Sony Group Corp. ADR	22,219	1,423
Tokyo Electron Ltd.	3,400	838
Unicharm Corp.	11,200	367
		12,905
Korea, Republic of (2.4%)
Samsung Electronics Co., Ltd.	99,861	3,667

Malta (0.0%) (d)
BGP Holdings PLC (a)(e)	72,261	—	@

Netherlands (4.1%)
Akzo Nobel NV	11,150	632
ASML Holding NV	4,178	1,731
Koninklijke Philips NV	110,781	1,706
Universal Music Group NV (c)	73,029	1,368
Wolters Kluwer NV	8,951	871
		6,308
Norway (0.6%)
Adevinta ASA (a)	162,142	966

Singapore (2.7%)
Sea Ltd. ADR (a)	74,609	4,182

South Africa (0.7%)
Impala Platinum Holdings Ltd. (c)	54,156	503
Sibanye Stillwater Ltd.	192,792	443
Thungela Resources Ltd. (c)	6,854	128
		1,074
Spain (0.6%)
Amadeus IT Group SA (a)	19,611	909

Sweden (0.2%)
Atlas Copco AB, Class A	24,389	227

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Switzerland (2.6%)
Givaudan SA (Registered)	186	562
Nestle SA (Registered)	31,832	3,443
		4,005
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co., Ltd.	202,000	2,678
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,187	1,521
		4,199
United Kingdom (17.9%)
Anglo American PLC	31,074	933
AstraZeneca PLC	35,337	3,885
Diageo PLC	63,866	2,688
Experian PLC	81,131	2,375
Glencore PLC	1,384,342	7,275
Shell PLC	175,884	4,363
Unilever PLC	38,302	1,686
Unilever PLC ADR (c)	35,102	1,539
Unilever PLC CVA	60,317	2,650
		27,394
United States (12.2%)
Air Products & Chemicals, Inc.	3,334	776
Despegar.com Corp. (a)(c)	507,252	2,891
Estee Lauder Cos., Inc., Class A	4,343	938
Farfetch Ltd., Class A (a)	230,605	1,718
Koninklijke Philips NV	9,055	139
Medtronic PLC	23,725	1,916
MercadoLibre, Inc. (a)	2,263	1,873
Newmont Corp. (NYSE)	73,435	3,087
Newmont Corp. (TSX)	23,638	992
Schlumberger NV	60,828	2,184
Vertex Pharmaceuticals, Inc. (a)	7,689	2,226
		18,740
Total Common Stocks (Cost $150,716)		149,117

Preferred Stock (0.8%)
United States (0.8%)
Neurogenesis Ltd., Series A (a)(e) (acquisition cost — $1,250; acquired 12/16/21) (Cost $1,250)	30,697	1,174

Investment Company (0.4%)
United States (0.4%)
Morgan Stanley China A Share Fund, Inc. (f) (Cost $1,067)	46,002	621

Short-Term Investments (1.3%)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	765,037	765

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $109; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $111)	$108	108
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $33; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $33)	33	33
		141
Total Securities held as Collateral on Loaned Securities (Cost $906)		906

	Shares
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $1,087)	1,086,950	1,087
Total Short-Term Investments (Cost $1,993)		1,993
Total Investments (99.9%) (Cost $155,026) Including $4,666 of Securities Loaned (h)(i)(j)(k)		152,905
Other Assets in Excess of Liabilities (0.1%)		181
Net Assets (100.0%)		$153,086

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $4,666,000 and $4,813,000, respectively. The Fund received cash collateral of approximately $919,000, of which approximately $906,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $13,000. The remaining collateral of approximately $3,894,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Amount is less than 0.05%.
(e)	At September 30, 2022, the Fund held fair valued securities valued at approximately $1,174,000, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	The Fund invests in Morgan Stanley China A Share Fund, Inc., a closed-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley China A Share Fund, Inc. For the Nine months ended September 30, 2022, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Morgan Stanley China A Share Fund, Inc.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and future contracts.
(i)	The approximate fair value and percentage of net assets, $95,248,000 and 62.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(k)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,796,000 and the aggregate gross unrealized depreciation is approximately $27,912,000, resulting in net unrealized depreciation of approximately $1,116,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
NYSE	New York Stock Exchange.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
Barclays Bank PLC	EUR	5,186	$5,227	12/15/22	$117
Citibank NA	EUR	1,593	$1,606	12/15/22	36
Goldman Sachs International	EUR	633	$637	12/15/22	13
					$166

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (000)
Short:
DAX EUR Index (Germany)	13	Dec-22	EUR	—	@	$(3,865)	$414
Euro Stoxx 50 Index (Germany)	134	Dec-22		(1)		(4,353)	425
							$839

EUR	—	Euro
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	53.7%
Metals & Mining	13.8
Pharmaceuticals	9.6
Internet & Direct Marketing Retail	6.7
Oil, Gas & Consumable Fuels	5.8
Personal Products	5.3
Semiconductors & Semiconductor Equipment	5.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open foreign currency forward exchange contracts with total unrealized appreciation of approximately $166,000, open long/short futures contracts with a value of approximately $8,218,000 and total unrealized appreciation of approximately $839,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc. (a)	34,212	$3,960

Capital Markets (0.9%)
Coinbase Global, Inc., Class A (a)	37,485	2,417

Entertainment (6.2%)
ROBLOX Corp., Class A (a)	354,038	12,689
Spotify Technology SA (a)	43,958	3,793
		16,482
Health Care Equipment & Supplies (1.0%)
Intuitive Surgical, Inc. (a)	13,335	2,500

Health Care Technology (2.6%)
Veeva Systems, Inc., Class A (a)	41,887	6,906

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A (a)	40,393	4,243

Information Technology Services (24.9%)
Adyen NV (Netherlands) (a)	6,764	8,436
Block, Inc., Class A (a)	103,398	5,686
Cloudflare, Inc., Class A (a)	290,222	16,052
Okta, Inc. (a)	33,392	1,899
Shopify, Inc., Class A (Canada) (a)	382,964	10,317
Snowflake, Inc., Class A (a)	127,605	21,688
Twilio, Inc., Class A (a)	23,199	1,604
		65,682
Interactive Media & Services (8.1%)
IAC/InterActiveCorp (a)	23,570	1,305
Match Group, Inc. (a)	27,432	1,310
Pinterest, Inc., Class A (a)	191,432	4,461
ZoomInfo Technologies, Inc., Class A (a)	344,885	14,368
		21,444
Internet & Direct Marketing Retail (13.9%)
Amazon.com, Inc. (a)	125,148	14,142
Chewy, Inc., Class A (a)	255,617	7,852
DoorDash, Inc., Class A (a)	130,005	6,429
Farfetch Ltd., Class A (a)	263,596	1,964
MercadoLibre, Inc. (a)	7,699	6,373
		36,760
Life Sciences Tools & Services (1.6%)
Illumina, Inc. (a)	21,713	4,143

Pharmaceuticals (6.7%)
Royalty Pharma PLC, Class A	437,307	17,571

Road & Rail (7.2%)
Uber Technologies, Inc. (a)	721,425	19,118

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Semiconductors & Semiconductor Equipment (5.2%)
ASML Holding NV (Netherlands)	32,763	13,608

Software (14.3%)
Coupa Software, Inc. (a)	42,479	2,498
Datadog, Inc., Class A (a)	145,427	12,911
Trade Desk, Inc., Class A (a)	308,124	18,410
Zoom Video Communications, Inc., Class A (a)	55,105	4,055
		37,874
Specialty Retail (1.5%)
Floor & Decor Holdings, Inc., Class A (a)	57,207	4,019
Total Common Stocks (Cost $346,544)		256,727

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $6,521)	161,193	1,839

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $5,041)	5,041,333	5,041
Total Investments Excluding Purchased Options (99.8%) (Cost $358,106)		263,607
Total Purchased Options Outstanding (0.9%) (Cost $1,657)		2,322
Total Investments (100.7%) (Cost $359,763) (c)(d)(e)(f)		265,929
Liabilities in Excess of Other Assets (-0.7%)		(1,882)
Net Assets (100.0%)		$264,047

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.
(c)	Securities are available for collateral in connection with purchased options.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $8,436,000 and 3.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(f)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,937,000 and the aggregate gross unrealized depreciation is approximately $98,771,000, resulting in net unrealized depreciation of approximately $93,834,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	215,952,303	215,952	$1,106	$1,037	$69
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	61,815,155	61,815	571	307	264
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	70,014,681	70,015	645	313	332
							$2,322	$1,657	$665

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	24.9%
Software	14.4
Internet & Direct Marketing Retail	13.9
Others*	13.3
Interactive Media & Services	8.1
Road & Rail	7.2
Pharmaceuticals	6.7
Entertainment	6.3
Semiconductors & Semiconductor Equipment	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

American Resilience Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Beverages (1.8%)
Coca-Cola Co.	267	$15

Capital Markets (5.4%)
Intercontinental Exchange, Inc.	375	34
Moody's Corp.	48	12
		46
Electronic Equipment, Instruments & Components (3.2%)
Amphenol Corp., Class A	405	27

Health Care Equipment & Supplies (13.9%)
Abbott Laboratories	262	26
Baxter International, Inc.	507	27
Becton Dickinson & Co.	126	28
Medtronic PLC	326	26
Steris PLC	69	12
		119
Household Products (2.8%)
Procter & Gamble Co.	194	24

Information Technology Services (19.6%)
Accenture PLC, Class A	158	41
Automatic Data Processing, Inc.	150	34
Broadridge Financial Solutions, Inc.	164	24
Fidelity National Information Services, Inc.	230	17
PayPal Holdings, Inc. (a)	87	8
Visa, Inc., Class A	250	44
		168
Interactive Media & Services (2.7%)
Alphabet, Inc., Class A (a)	240	23

Life Sciences Tools & Services (12.7%)
Danaher Corp.	175	45
IQVIA Holdings, Inc. (a)	114	21
Thermo Fisher Scientific, Inc.	84	42
		108
Machinery (4.9%)
Otis Worldwide Corp.	379	24
Stanley Black & Decker, Inc.	242	18
		42
Personal Products (2.9%)
Estee Lauder Cos., Inc., Class A	116	25

Pharmaceuticals (2.0%)
Zoetis, Inc.	112	17

Professional Services (1.9%)
Equifax, Inc.	94	16

Morgan Stanley Institutional Fund, Inc.

American Resilience Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Semiconductors & Semiconductor Equipment (2.9%)
Texas Instruments, Inc.	162	25

Software (15.0%)
Adobe, Inc. (a)	30	8
Constellation Software, Inc.	20	28
Microsoft Corp.	294	68
Roper Technologies, Inc.	66	24
		128
Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	208	17

Tobacco (4.0%)
Philip Morris International, Inc.	405	34
Total Common Stocks (Cost $980)		834

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $16)	15,524	16
Total Investments (99.6%) (Cost $996) (c)(d)		850
Other Assets in Excess of Liabilities (0.4%)		4
Net Assets (100.0%)		$854

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is less than $500 and the aggregate gross unrealized depreciation is approximately $146,000, resulting in net unrealized depreciation of approximately $146,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.1%
Information Technology Services	19.8
Software	15.1
Health Care Equipment & Supplies	13.8
Life Sciences Tools & Services	12.8
Capital Markets	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
China (49.1%)
360 DigiTech, Inc.	319,723	$4,099
Agora, Inc. ADR (a)	76,301	277
China East Education Holdings Ltd. (b)	1,833,000	607
China Resources Beer Holdings Co., Ltd. (b)	814,300	5,648
China Resources Mixc Lifestyle Services Ltd. (b)	499,200	1,905
Foshan Haitian Flavouring & Food Co., Ltd., Class A	768,709	8,954
Greentown Service Group Co. Ltd. (b)	2,242,000	1,482
Haidilao International Holding Ltd. (a)(b)(c)	4,565,000	8,855
HUYA, Inc. ADR (a)	652,264	1,448
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	755,786	3,507
KE Holdings, Inc. ADR (a)	748,570	13,115
Kuaishou Technology (a)(b)	1,069,100	6,857
Kweichow Moutai Co., Ltd., Class A	37,494	9,868
Meituan, Class B (a)(b)	704,000	14,795
Shenzhou International Group Holdings Ltd. (b)	492,600	3,804
Tencent Holdings Ltd. (b)	192,200	6,492
Trip.com Group Ltd. ADR (a)	454,194	12,404
Tsingtao Brewery Co., Ltd. H Shares (b)	500,000	4,714
Weimob, Inc. (a)(b)(c)	4,398,000	1,539
Yihai International Holding Ltd. (a)(b)	464,000	977
		111,347
Hong Kong (2.8%)
AIA Group Ltd.	774,700	6,450

India (25.0%)
HDFC Bank Ltd.	1,232,093	21,347
ICICI Bank Ltd. ADR	894,955	18,767
IndusInd Bank Ltd.	740,590	10,703
Shree Cement Ltd.	17,257	4,437
Zomato Ltd. (a)	1,887,169	1,428
		56,682
Indonesia (1.1%)
Avia Avian Tbk PT	50,406,500	2,629

Korea, Republic of (4.3%)
KakaoBank Corp. (a)(c)	255,099	3,534
NAVER Corp.	46,886	6,246
		9,780
Singapore (3.8%)
Grab Holdings Ltd., Class A (a)	2,112,134	5,555
Sea Ltd. ADR (a)	53,159	2,979
		8,534
Taiwan (5.4%)
Nien Made Enterprise Co., Ltd.	417,000	3,292
Silergy Corp.	188,000	2,452
Taiwan Semiconductor Manufacturing Co., Ltd.	491,000	6,508
		12,252
United States (6.1%)
Coupang, Inc. (a)	828,880	13,817
Total Common Stocks (Cost $251,946)		221,491

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Investment Company (0.6%)
United States (0.6%)
Grayscale Bitcoin Trust (a) (Cost $5,760)	125,562	1,433

Short-Term Investments (0.6%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	676,214	676

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $96; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $98)	$96	96
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $29; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $29)	29	29
		125
Total Securities held as Collateral on Loaned Securities (Cost $801)		801

	Shares
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $431)	430,970	431
Total Short-Term Investments (Cost $1,232)		1,232
Total Investments (98.8%) (Cost $258,938) Including $12,162 of Securities Loaned (e)(f)(g)		224,156
Other Assets in Excess of Liabilities (1.2%)		2,759
Net Assets (100.0%)		$226,915

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $12,162,000 and $13,355,000, respectively. The Fund received cash collateral of approximately $812,000, of which approximately $801,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $11,000. The remaining collateral of approximately $12,543,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(f)	The approximate fair value and percentage of net assets, $149,030,000 and 65.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(g)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $45,441,000 and the aggregate gross unrealized depreciation is approximately $80,223,000, resulting in net unrealized depreciation of approximately $34,782,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Banks	24.3%
Others**	22.1
Internet & Direct Marketing Retail	13.5
Hotels, Restaurants & Leisure	9.5
Beverages	9.1
Interactive Media & Services	8.8
Real Estate Management & Development	6.7
Food Products	6.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (84.3%)
Automobiles (0.3%)
BYD Co., Ltd. H Shares (a)	1,000	$25

Banks (4.0%)
China Merchants Bank Co., Ltd. H Shares (a)	66,000	305

Beverages (11.7%)
China Resources Beer Holdings Co., Ltd. (a)	42,000	291
Kweichow Moutai Co., Ltd., Class A	1,900	500
Nongfu Spring Co. Ltd. (a)	17,600	102
		893
Electrical Equipment (2.2%)
NARI Technology Co. Ltd., Class A	48,840	170

Entertainment (1.1%)
Mango Excellent Media Co. Ltd., Class A	24,700	86

Food Products (5.7%)
China Mengniu Dairy Co., Ltd. (a)	43,000	170
Anjoy Foods Group Co. Ltd., Class A	9,900	216
Toly Bread Co. Ltd., Class A	26,140	49
		435
Health Care Equipment & Supplies (2.1%)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,900	164

Household Durables (2.6%)
Midea Group Co. Ltd., Class A	28,400	197

Interactive Media & Services (13.8%)
Tencent Holdings Ltd. (a)	31,200	1,054

Internet & Direct Marketing Retail (16.7%)
Alibaba Group Holding Ltd. (a)(b)	30,028	300
Meituan, Class B (a)(b)	29,900	628
Pinduoduo, Inc. ADR (b)	5,536	346
		1,274
Life Sciences Tools & Services (3.6%)
WuXi AppTec Co. Ltd. (a)	9,500	76
Wuxi Biologics Cayman, Inc. (a)(b)	33,500	199
		275
Machinery (2.0%)
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,100	103
Yijiahe Technology Co. Ltd.	8,900	50
		153
Personal Products (3.3%)
Proya Cosmetics Co. Ltd., Class A	8,640	198
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,100	51
		249

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Real Estate Management & Development (2.6%)
KE Holdings, Inc. ADR (b)	11,449	201

Semiconductors & Semiconductor Equipment (1.8%)
LONGi Green Energy Technology Co. Ltd., Class A	19,920	134

Specialty Retail (4.1%)
China Tourism Group Duty Free Corp. Ltd., Class A (a)(b)	8,100	204
Pop Mart International Group Ltd.	58,600	107
		311
Textiles, Apparel & Luxury Goods (6.7%)
Anta Sports Products Ltd. (a)	15,200	160
Li Ning Co., Ltd. (a)	28,000	212
Shenzhou International Group Holdings Ltd. (a)	18,100	140
		512
Total Common Stocks (Cost $8,847)		6,438

No. of Warrants
Warrant (1.1%)
Capital Markets (1.1%)
UBS AG London, expires 10/12/22 (Cost $58)	4,028	79

	Shares
Short-Term Investment (14.5%)
Investment Company (14.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $1,109)	1,109,157	1,109
Total Investments (99.9%) (Cost $10,014) (d)(e)(f)		7,626
Other Assets in Excess of Liabilities (0.1%)		10
Net Assets (100.0%)		$7,636

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions
(e)	The approximate fair value and percentage of net assets, $5,687,000 and 74.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $366,000 and the aggregate gross unrealized depreciation is approximately $2,754,000, resulting in net unrealized depreciation of approximately $2,388,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	30.9%
Internet & Direct Marketing Retail	16.7
Short-Term Investments	14.5
Interactive Media & Services	13.8
Beverages	11.7
Textiles, Apparel & Luxury Goods	6.7
Food Products	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Argentina (0.2%)
Globant SA (a)	106	$20

Australia (0.6%)
Brookfield Infrastructure Partners LP	1,350	49

Belgium (0.1%)
Argenx SE ADR (a)	30	11

Brazil (0.5%)
B3 SA - Brasil Bolsa Balcao	723	2
Magazine Luiza SA (a)	4,334	3
NU Holdings Ltd., Class A (a)	5,175	23
Vale SA	768	10
		38
Canada (5.3%)
Brookfield Asset Management, Inc., Class A	1,279	52
Canada Goose Holdings, Inc. (a)	2,056	31
Canadian National Railway Co.	445	48
Colliers International Group, Inc.	232	21
Constellation Software, Inc.	63	88
FirstService Corp.	118	14
Shopify, Inc., Class A (a)	5,706	154
Topicus.com, Inc. (a)	907	44
		452
China (2.0%)
360 DigiTech, Inc.	244	3
Agora, Inc. ADR (a)	36	—	@
China East Education Holdings Ltd. (b)	2,000	1
China Resources Mixc Lifestyle Services Ltd. (b)	400	1
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,289	38
Greentown Service Group Co. Ltd. (b)	2,000	1
Haidilao International Holding Ltd. (a)(b)	4,000	8
HUYA, Inc. ADR (a)	525	1
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	400	2
KE Holdings, Inc. ADR (a)	581	10
Kuaishou Technology (a)(b)	1,200	8
Meituan, Class B (a)(b)	2,500	52
Shenzhou International Group Holdings Ltd. (b)	500	4
Tencent Holdings Ltd. (b)	200	7
Trip.com Group Ltd. ADR (a)	1,082	30
Weimob, Inc. (a)(b)	2,000	1
		167
Denmark (2.3%)
Chr Hansen Holding AS	746	37
DSV AS	1,274	149
Novo Nordisk AS Series B	54	5
		191
France (2.8%)
Christian Dior SE	47	27
EssilorLuxottica SA	256	35
Hermes International	98	115

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

L'Oreal SA	43	14
Pernod Ricard SA	165	30
Remy Cointreau SA	90	15
		236
Germany (1.2%)
Adidas AG	534	61
HelloFresh SE (a)	946	20
Puma SE	509	24
		105
Hong Kong (0.4%)
AIA Group Ltd.	4,000	33

India (3.7%)
HDFC Bank Ltd. ADR	4,132	241
ICICI Bank Ltd. ADR	2,642	56
IndusInd Bank Ltd.	681	10
Shree Cement Ltd.	18	5
Zomato Ltd. (a)	1,718	1
		313
Indonesia (0.0%) (c)
Avia Avian Tbk PT	50,400	3

Israel (1.4%)
Global-e Online Ltd. (a)	4,549	122

Italy (2.1%)
Brunello Cucinelli SpA	305	15
Davide Campari-Milano NV	4,484	40
Ferrari NV	54	10
Moncler SpA	2,675	109
		174
Japan (1.8%)
Change, Inc.	600	8
Keyence Corp.	300	99
Nintendo Co., Ltd.	1,000	41
		148
Korea, Republic of (0.3%)
KakaoBank Corp. (a)	553	7
NAVER Corp.	126	17
		24
Mexico (0.0%) (c)
Grupo Aeroportuario del Sureste SAB de CV, Class B	70	1

Netherlands (4.4%)
Adyen NV (a)	119	148
ASML Holding NV	145	60
ASML Holding NV (Registered)	324	135
Basic-Fit NV (a)	677	20
Universal Music Group NV	559	11
		374

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Norway (0.1%)
AutoStore Holdings Ltd. (a)	7,640	8
Kahoot! ASA (a)	935	2
		10
Singapore (2.8%)
Grab Holdings Ltd., Class A (a)	41,809	110
Sea Ltd. ADR (a)	2,320	130
		240
Sweden (0.6%)
Evolution AB	371	29
Kinnevik AB, Class B (a)	902	12
Vitrolife AB	693	10
		51
Switzerland (1.0%)
Kuehne & Nagel International AG (Registered)	169	35
On Holding AG, Class A (a)	1,194	19
Straumann Holding AG (Registered)	354	32
		86
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000	53
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41	3
		56
United Kingdom (3.4%)
Abcam PLC (a)	366	5
Angle PLC (a)	3,416	2
Atlassian Corp., PLC, Class A (a)	135	28
Babcock International Group PLC (a)	9,668	30
Deliveroo PLC (a)	7,076	7
Diageo PLC	710	30
Fevertree Drinks PLC	288	3
Rentokil Initial PLC	8,518	45
Rightmove PLC	6,118	33
Victoria PLC (a)	20,643	102
		285
United States (59.0%)
10X Genomics, Inc., Class A (a)	1,837	52
23andMe Holding Co. (a)	1,481	4
Adobe, Inc. (a)	144	40
Affirm Holdings, Inc. (a)	4,985	93
Agilon health, Inc. (a)	9,197	215
Airbnb, Inc., Class A (a)	13	1
Alignment Healthcare, Inc. (a)	406	5
Alnylam Pharmaceuticals, Inc. (a)	1	—	@
Alphabet, Inc., Class A (a)	126	12
Amazon.com, Inc. (a)	1,073	121
American Tower Corp. REIT	4	1
Anterix, Inc. (a)	944	34
Appian Corp. (a)	1,423	58
AppLovin Corp., Class A (a)	772	15
ATAI Life Sciences NV (a)	1,088	4
Aurora Innovation, Inc. (a)	2,300	5

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

AutoZone, Inc. (a)	2	4
Axon Enterprise, Inc. (a)	371	43
Ball Corp.	49	2
BARK, Inc. (a)	2,423	4
Beam Therapeutics, Inc. (a)	95	4
Berkshire Hathaway, Inc., Class B (a)	21	6
Big Sky Growth Partners, Inc. (Units) SPAC (d)	1,189	12
Bill.Com Holdings, Inc. (a)	1,113	147
Block, Inc., Class A (a)	784	43
Brown & Brown, Inc.	201	12
Cadence Design Systems, Inc. (a)	5	1
Calix, Inc. (a)	379	23
Carvana Co. (a)	3,471	70
Celsius Holdings, Inc. (a)	51	5
Chewy, Inc., Class A (a)	613	19
Cintas Corp.	3	1
Cipher Mining, Inc. (a)	3,034	4
Clear Secure, Inc., Class A (a)	633	14
Clearwater Analytics Holdings, Inc. (a)	339	6
Cloudflare, Inc., Class A (a)	4,150	229
Coinbase Global, Inc., Class A (a)	300	19
Confluent, Inc., Class A (a)	440	10
Copart, Inc. (a)	7	1
CoStar Group, Inc. (a)	12	1
Coupa Software, Inc. (a)	25	1
Coupang, Inc. (a)	11,249	187
Cricut, Inc., Class A (a)	10,690	99
Danaher Corp.	49	13
Datadog, Inc., Class A (a)	1,332	118
Dexcom, Inc. (a)	6	—	@
Dlocal Ltd. (a)	2,055	42
Domino's Pizza, Inc.	7	2
DoorDash, Inc., Class A (a)	1,954	97
Doximity, Inc., Class A (a)	3,777	114
DraftKings, Inc., Class A (a)	582	9
Duolingo, Inc. (a)	217	21
Ecolab, Inc.	23	3
Endeavor Group Holdings, Inc., Class A (a)	657	13
EVI Industries, Inc. (a)	256	5
Farfetch Ltd., Class A (a)	6,085	45
Fastenal Co.	12	1
Fastly, Inc., Class A (a)	6,608	60
Fate Therapeutics, Inc. (a)	169	4
Figs, Inc., Class A (a)	1,295	11
Floor & Decor Holdings, Inc., Class A (a)	1,289	91
GH Research PLC (a)	313	4
Ginkgo Bioworks Holdings, Inc. (a)	5,985	19
Gitlab, Inc., Class A (a)	1,389	71
Guardant Health, Inc. (a)	674	36
HashiCorp, Inc., Class A (a)	383	12
HEICO Corp., Class A	130	15
Heliogen, Inc. (a)	3,664	7
Home Depot, Inc.	8	2
IAC/InterActiveCorp (a)	7	—	@
IDEXX Laboratories, Inc. (a)	2	1
Illumina, Inc. (a)	21	4
Inspire Medical Systems, Inc. (a)	22	4
Intellia Therapeutics, Inc. (a)	380	21
Intercontinental Exchange, Inc.	147	13
Intuit, Inc.	12	5
Intuitive Surgical, Inc. (a)	80	15

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Joby Aviation, Inc. (a)	815	3
Linde PLC	17	5
Martin Marietta Materials, Inc.	2	1
Mastercard, Inc., Class A	100	28
Match Group, Inc. (a)	9	—	@
MaxCyte, Inc. (a)	914	6
McCormick & Co., Inc.	9	1
McDonald's Corp.	7	2
Meli Kaszek Pioneer Corp., SPAC (a)	1,766	17
Membership Collective Group, Inc., Class A (a)	1,634	8
MercadoLibre, Inc. (a)	245	203
Meta Platforms, Inc., Class A (a)	388	53
MicroStrategy, Inc., Class A (a)	45	10
Moderna, Inc. (a)	22	3
MongoDB, Inc. (a)	187	37
MP Materials Corp. (a)	141	4
MSCI, Inc.	26	11
NanoString Technologies, Inc. (a)	189	2
Netflix, Inc. (a)	5	1
NVR, Inc. (a)	3	12
Oak Street Health, Inc. (a)	260	6
Okta, Inc. (a)	12	1
Olo, Inc., Class A (a)	2,856	23
Opendoor Technologies, Inc. (a)	522	2
Outset Medical, Inc. (a)	170	3
Overstock.com, Inc. (a)	3,953	96
Peloton Interactive, Inc., Class A (a)	4,136	29
Pinterest, Inc., Class A (a)	61	1
Pool Corp.	41	13
Privia Health Group, Inc. (a)	557	19
Procore Technologies, Inc. (a)	647	32
Progressive Corp.	298	35
ProKidney Corp. (a)	3,802	34
Redfin Corp. (a)	269	2
Rivian Automotive, Inc., Class A (a)	141	5
ROBLOX Corp., Class A (a)	3,186	114
Rollins, Inc.	131	5
Roper Technologies, Inc.	2	1
Royal Gold, Inc.	132	12
Royalty Pharma PLC, Class A	6,921	278
S&P Global, Inc.	46	14
Salesforce, Inc. (a)	652	94
Samsara, Inc., Class A (a)	3,836	46
Schrodinger, Inc. (a)	188	5
Seer, Inc. (a)	452	3
Senti Biosciences, Inc. (a)(e)	124	—	@
Senti Biosciences, Inc. Founder Shares (a)(e)	298	1
Service Corp. International	237	14
ServiceNow, Inc. (a)	307	116
Sherwin-Williams Co.	7	1
Snowflake, Inc., Class A (a)	1,915	326
SomaLogic, Inc. (a)	779	2
Spotify Technology SA (a)	407	35
Standard BioTools, Inc. (a)	2,078	2
Starbucks Corp.	10	1
Synopsys, Inc. (a)	2	1
TCV Acquisition Corp., Class A SPAC (a)	684	7
Texas Pacific Land Corp.	16	28
Thermo Fisher Scientific, Inc.	2	1
TJX Cos., Inc.	40	2
Trade Desk, Inc., Class A (a)	2,910	174

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

TransDigm Group, Inc.	5	3
Trupanion, Inc. (a)	65	4
Twilio, Inc., Class A (a)	8	1
Tyler Technologies, Inc. (a)	6	2
Uber Technologies, Inc. (a)	6,405	170
Unity Software, Inc. (a)	490	16
Upstart Holdings, Inc. (a)	524	11
Upwork, Inc. (a)	257	3
UTZ Brands, Inc.	1,083	16
Veeva Systems, Inc., Class A (a)	338	56
Visa, Inc., Class A	195	35
Walt Disney Co. (a)	558	53
Warby Parker, Inc., Class A (a)	311	4
Waste Connections, Inc.	82	11
Watsco, Inc.	4	1
Wayfair, Inc., Class A (a)	367	12
WeWork, Inc., Class A REIT (a)	1,985	5
XPEL, Inc. (a)	182	12
Zillow Group, Inc., Class A (a)	135	4
Zoetis, Inc.	4	1
Zoom Video Communications, Inc., Class A (a)	82	6
ZoomInfo Technologies, Inc., Class A (a)	1,457	61
Zymergen, Inc. (a)	1,361	4
		4,987
Total Common Stocks (Cost $9,564)		8,176

Preferred Stock (0.4%)
United States (0.4%)
Databricks, Inc. (a)(e)(f) (acquisition cost — $44 ; acquired 8/31/21) (Cost $44)	594	35

Investment Companies (0.9%)
United Kingdom (0.1%)
Hipgnosis Songs Fund Ltd.	8,120	8

United States (0.8%)
Grayscale Bitcoin Trust (a)	5,535	63
Total Investment Companies (Cost $261)		71

Warrants (0.0%) (c)
United States (0.0%) (c)
BARK, Inc. expires 5/1/26 (a)	373	—	@
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a)	261	—	@
SomaLogic, Inc. expires 8/31/26 (a)	96	—	@
Total Warrants (Cost $3)		—	@

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $99)	99,216	99

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Total Investments Excluding Purchased Options (99.2%) (Cost $9,971)	8,381
Total Purchased Options Outstanding (0.5%) (Cost $31)	46
Total Investments (99.7%) (Cost $10,002) (h)(i)(j)(k)	8,427
Other Assets in Excess of Liabilities (0.3%)	25
Net Assets (100.0%)	$8,452

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Amount is less than 0.05%.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2022 amounts to approximately $36,000 and represents 0.4% of net assets.
(f)	At September 30, 2022, the Fund held a fair valued security valued at approximately $35,000, representing 0.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(h)

The approximate fair value and percentage of net assets, $1,729,000 and 20.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(j)	Securities are available for collateral in connection with purchased options.
(k)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $920,000 and the aggregate gross unrealized depreciation is approximately $2,495,000, resulting in net unrealized depreciation of approximately $1,575,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.57	Aug - 23	1,500,000	1,500	$14	$6	$8
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	1,262,701	1,263	11	6	5
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	4,041,028	4,041	21	19	2
							$46	$31	$15

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	59.3%
Information Technology Services	14.6
Software	14.6
Internet & Direct Marketing Retail	11.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Argentina (5.0%)
Globant SA (a)	22,315	$4,175

Brazil (6.8%)
B3 SA - Brasil Bolsa Balcao	642,115	1,553
Magazine Luiza SA (a)	2,451,735	2,036
NU Holdings Ltd., Class A (a)	488,509	2,149
		5,738
China (32.8%)
360 DigiTech, Inc.	80,997	1,038
China East Education Holdings Ltd. (b)	644,500	213
China Resources Beer Holdings Co., Ltd. (b)	218,000	1,512
China Resources Mixc Lifestyle Services Ltd. (b)	195,600	747
Foshan Haitian Flavouring & Food Co., Ltd., Class A	211,239	2,460
Haidilao International Holding Ltd. (a)(b)	1,196,000	2,320
HUYA, Inc. ADR (a)	189,048	420
KE Holdings, Inc. ADR (a)	195,489	3,425
Kuaishou Technology (a)(b)	278,700	1,788
Kweichow Moutai Co., Ltd., Class A	10,889	2,866
Meituan, Class B (a)(b)	217,800	4,577
Shenzhou International Group Holdings Ltd. (b)	123,500	954
Tencent Holdings Ltd. (b)	50,000	1,689
Trip.com Group Ltd. ADR (a)	122,164	3,336
Yihai International Holding Ltd. (a)(b)	125,000	263
		27,608
India (24.4%)
HDFC Bank Ltd.	384,437	6,660
ICICI Bank Ltd. ADR	348,581	7,310
IndusInd Bank Ltd.	296,144	4,280
Shree Cement Ltd.	6,694	1,721
Zomato Ltd. (a)	719,342	544
		20,515
Indonesia (2.2%)
Avia Avian Tbk PT	35,138,500	1,833

Korea, Republic of (4.3%)
KakaoBank Corp. (a)	91,980	1,274
NAVER Corp.	17,853	2,378
		3,652
Mexico (1.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	62,945	1,240

Singapore (3.8%)
Grab Holdings Ltd., Class A (a)	809,917	2,130
Sea Ltd. ADR (a)	19,769	1,108
		3,238
Taiwan (4.9%)
Nien Made Enterprise Co., Ltd.	76,000	600
Silergy Corp.	74,000	965
Taiwan Semiconductor Manufacturing Co., Ltd.	191,000	2,532
		4,097

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

United States (11.8%)
Coupang, Inc. (a)	283,189	4,721
MercadoLibre, Inc. (a)	6,255	5,178
		9,899
Total Common Stocks (Cost $100,223)		81,995

Investment Company (0.8%)
United States (0.8%)
Grayscale Bitcoin Trust (a) (Cost $2,794)	60,795	694

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $572)	571,616	572
Total Investments (99.0%) (Cost $103,589) (d)(e)(f)		83,261
Other Assets in Excess of Liabilities (1.0%)		872
Net Assets (100.0%)		$84,133

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $42,176,000 and 50.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,965,000 and the aggregate gross unrealized depreciation is approximately $29,293,000, resulting in net unrealized depreciation of approximately $20,328,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	26.8%
Banks	26.0
Internet & Direct Marketing Retail	18.1
Interactive Media & Services	7.0
Hotels, Restaurants & Leisure	6.8
Beverages	5.3
Information Technology Services	5.0
Real Estate Management & Development	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Brazil (6.3%)
Cia Brasileira de Aluminio	999,549	$2,120
Itau Unibanco Holding SA (Preference)	2,061,055	10,721
Lojas Renner SA	1,576,169	8,138
Petroleo Brasileiro SA (Preference)	915,285	5,056
Raia Drogasil SA	582,219	2,453
		28,488
China (19.6%)
Alibaba Group Holding Ltd. (a)(b)	698,100	6,966
BYD Co., Ltd. H Shares (b)	202,500	4,989
China Construction Bank Corp. H Shares (b)	16,798,120	9,696
China Mengniu Dairy Co., Ltd. (b)	1,528,000	6,040
China Merchants Bank Co., Ltd. H Shares (b)	1,337,500	6,190
China Resources Beer Holdings Co., Ltd. (b)	950,000	6,590
China Tourism Group Duty Free Corp. Ltd. (a)(b)	97,300	2,446
Hua Hong Semiconductor Ltd. (a)(b)	313,000	709
JD.com, Inc., Class A (b)	107,123	2,702
Jiangsu Hengrui Medicine Co., Ltd., Class A	432,759	2,133
Kweichow Moutai Co., Ltd., Class A	21,749	5,724
Li Ning Co., Ltd. (b)	469,000	3,559
Meituan, Class B (a)(b)	159,700	3,356
NARI Technology Co. Ltd., Class A	309,900	1,081
Postal Savings Bank of China Co. Ltd. (b)	3,802,000	2,235
Proya Cosmetics Co. Ltd., Class A	102,720	2,356
Shenzhou International Group Holdings Ltd. (b)	509,900	3,937
Sungrow Power Supply Co. Ltd.	161,795	2,506
Tencent Holdings Ltd. (b)	354,600	11,977
Will Semiconductor Co. Ltd. Shanghai	56,025	630
Zijin Mining Group Co., Ltd. H Shares (b)	1,978,000	1,914
		87,736
Czech Republic (1.0%)
Komercni Banka AS	174,015	4,352

Germany (0.9%)
Infineon Technologies AG	181,209	3,966

India (23.4%)
Asian Paints Ltd.	83,618	3,418
Bajaj Auto Ltd.	119,845	5,171
Eicher Motors Ltd.	78,283	3,507
Gland Pharma Ltd. (a)	71,656	1,835
HDFC Bank Ltd. ADR	166,841	9,747
Hindalco Industries Ltd.	1,451,379	6,880
Housing Development Finance Corp., Ltd.	175,786	4,904
ICICI Bank Ltd.	1,252,549	13,151
ICICI Prudential Life Insurance Co., Ltd.	583,772	3,748
Infosys Ltd.	357,609	6,130
Infosys Ltd. ADR	89,133	1,513
Macrotech Developers Ltd. (a)	113,273	1,277
Mahindra & Mahindra Financial Services Ltd.	1,574,904	3,555
Mahindra & Mahindra Ltd.	375,621	5,811
MakeMyTrip Ltd. (a)	80,289	2,465
Max Healthcare Institute Ltd. (a)	802,072	4,000
Reliance Industries Ltd.	474,411	13,768
Shree Cement Ltd.	8,726	2,244

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Star Health & Allied Insurance Co. Ltd. (a)	326,855	2,816
State Bank of India	1,358,208	8,796
		104,736
Indonesia (3.2%)
Bank Central Asia Tbk PT	11,599,100	6,475
Bank Mandiri Persero Tbk PT	8,680,800	5,330
Bank Rakyat Indonesia Persero Tbk PT	8,452,200	2,474
		14,279
Korea, Republic of (8.7%)
KB Financial Group, Inc.	144,772	4,372
Kia Corp.	49,779	2,478
LG Chem Ltd.	7,220	2,666
NAVER Corp.	11,819	1,574
Samsung Electronics Co., Ltd.	513,797	18,866
Samsung SDI Co., Ltd.	9,434	3,549
SK Hynix, Inc.	100,537	5,751
		39,256
Mexico (4.7%)
Grupo Financiero Banorte SAB de CV Series O	1,854,603	11,909
Wal-Mart de Mexico SAB de CV	2,627,372	9,227
		21,136
Panama (1.8%)
Copa Holdings SA, Class A (a)	120,286	8,060

Poland (1.5%)
Dino Polska SA (a)	32,356	1,960
LPP SA	2,988	4,661
		6,621
Portugal (1.2%)
Galp Energia SGPS SA	548,964	5,282

South Africa (6.2%)
Anglo American Platinum Ltd.	82,449	5,848
Anglo American PLC	354,826	10,639
Capitec Bank Holdings Ltd.	72,534	6,214
Sanlam Ltd.	513,120	1,451
Woolworths Holdings Ltd. (c)	1,070,129	3,596
		27,748
Taiwan (12.9%)
Airtac International Group	254,448	5,822
CTBC Financial Holding Co., Ltd.	6,225,000	3,873
Delta Electronics, Inc.	1,110,000	8,817
Silergy Corp.	200,000	2,609
Taiwan Semiconductor Manufacturing Co., Ltd.	1,643,205	21,781
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	196,971	13,504
Voltronic Power Technology Corp.	32,000	1,407
		57,813
Thailand (0.5%)
Ngern Tid Lor PCL	3,244,369	2,312

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

United Kingdom (2.8%)
Antofagasta PLC	407,105	4,989
Mondi PLC	504,636	7,789
		12,778
United States (3.5%)
EPAM Systems, Inc. (a)	14,423	5,224
MercadoLibre, Inc. (a)	6,800	5,629
NIKE, Inc., Class B	22,147	1,841
NVIDIA Corp.	24,109	2,926
		15,620
Total Common Stocks (Cost $450,509)		440,183

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $10,951)	10,951,073	10,951
Total Investments (100.6%) (Cost $461,460) Including $501 of Securities Loaned (e)(f)(g)		451,134
Liabilities in Excess of Other Assets (-0.6%)		(2,899)
Net Assets (100.0%)		$448,235

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $501,000 and $535,000, respectively. The Fund received non-cash collateral of approximately $535,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $12,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(f)	The approximate fair value and percentage of net assets, $337,204,000 and 75.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $65,033,000 and the aggregate gross unrealized depreciation is approximately $75,359,000, resulting in net unrealized depreciation of approximately $10,326,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	53.1%
Banks	22.9
Semiconductors & Semiconductor Equipment	11.5
Metals & Mining	7.2
Oil, Gas & Consumable Fuels	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Argentina (5.7%)
Globant SA (a)	85,213	$15,942

Brazil (3.3%)
NU Holdings Ltd., Class A (Cayman Island) (a)	302,085	1,329
Pagseguro Digital Ltd., Class A (a)	591,699	7,828
		9,157
China (22.5%)
BYD Co., Ltd. H Shares (b)	191,000	4,705
Contemporary Amperex Technology Co. Ltd.	21,500	1,211
Kingdee International Software Group Co., Ltd. (a)(b)	4,928,000	6,423
Li Ning Co., Ltd. (b)	2,381,500	18,070
Luzhou Laojiao Co. Ltd., Class A	9,800	318
Proya Cosmetics Co. Ltd., Class A	527,628	12,100
Shenzhou International Group Holdings Ltd. (b)	1,434,500	11,077
Wuliangye Yibin Co., Ltd., Class A	395,189	9,401
		63,305
Germany (3.6%)
Delivery Hero SE (a)	274,931	10,043

India (37.1%)
Aarti Industries Ltd.	1,537,300	13,998
AU Small Finance Bank Ltd. (a)	1,810,419	13,679
Avenue Supermarts Ltd. (a)	79,498	4,253
Bajaj Finance Ltd.	248,993	22,247
Dixon Technologies India Ltd.	171,707	9,150
ICICI Bank Ltd.	1,519,024	15,949
IIFL Wealth Management Ltd.	341,710	7,684
KEI Industries Ltd.	438,499	7,726
SBI Cards & Payment Services Ltd.	629,279	7,020
SRF Ltd.	5,828	178
Titan Co. Ltd.	49,104	1,561
Trent Ltd.	35,820	621
		104,066
Singapore (1.3%)
TDCX, Inc. ADR (a)	392,451	3,677

Taiwan (12.1%)
Chailease Holding Co., Ltd.	1,782,900	10,184
Silergy Corp.	348,000	4,538
Taiwan Semiconductor Manufacturing Co., Ltd.	629,000	8,338
Voltronic Power Technology Corp.	250,334	11,010
		34,070
United States (9.6%)
MercadoLibre, Inc. (a)	26,199	21,687

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Thoughtworks Holding, Inc. (a)	498,658	5,231
		26,918
Total Common Stocks (Cost $325,420)		267,178

Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $14,742)	14,742,285	14,742
Total Investments (100.4%) (Cost $340,162) (d)(e)(f)		281,920
Liabilities in Excess of Other Assets (-0.4%)		(994)
Net Assets (100.0%)		$280,926

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $211,484,000 and 75.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,814,000 and the aggregate gross unrealized depreciation is approximately $74,056,000, resulting in net unrealized depreciation of approximately $58,242,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	27.6%
Information Technology Services	11.6
Internet & Direct Marketing Retail	11.2
Banks	11.0
Textiles, Apparel & Luxury Goods	10.9
Consumer Finance	10.4
Electrical Equipment	7.1
Short-Term Investments	5.2
Chemicals	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.6%)
China (8.2%)
NetEase, Inc. ADR	50,050	$3,784
Tencent Holdings Ltd. ADR	82,845	2,802
		6,586
France (8.2%)
LVMH Moet Hennessy Louis Vuitton SE ADR	55,851	6,563

India (7.0%)
HDFC Bank Ltd. ADR	95,516	5,580

Italy (6.4%)
Ferrari NV	27,733	5,131

Taiwan (6.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	69,998	4,799

United States (63.8%)
Ameriprise Financial, Inc.	13,851	3,490
Costco Wholesale Corp.	8,772	4,143
Danaher Corp.	21,988	5,679
Estee Lauder Cos., Inc. Class A	2,768	598
JPMorgan Chase & Co.	9,925	1,037
Mastercard, Inc., Class A	8,152	2,318
Microsoft Corp.	27,791	6,473
NextEra Energy, Inc.	43,456	3,407
Pool Corp.	13,608	4,330
STORE Capital Corp. REIT	220,359	6,904
SVB Financial Group (a)	14,183	4,762
United Rentals, Inc. (a)	14,306	3,864
Waste Management, Inc.	25,693	4,116
		51,121
Total Common Stocks (Cost $85,904)		79,780

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $570)	570,295	570
Total Investments (100.3%) (Cost $86,474) (c)(d)		80,350
Liabilities in Excess of Other Assets (-0.3%)		(242)
Net Assets (100.0%)		$80,108

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,954,000 and the aggregate gross unrealized depreciation is approximately $9,078,000, resulting in net unrealized depreciation of approximately $6,124,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition
Classification	Percentage of Total Investments
Others*	25.9%
Banks	14.2
Equity Real Estate Investment Trusts (REITs)	8.6
Textiles, Apparel & Luxury Goods	8.2
Software	8.0
Life Sciences Tools & Services	7.1
Automobiles	6.4
Semiconductors & Semiconductor Equipment	6.0
Distributors	5.4
Food & Staples Retailing	5.1
Commercial Services & Supplies	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
China (6.0%)
Alibaba Group Holding Ltd. ADR (a)	1,590	$127
NetEase, Inc. ADR	5,579	422
Tencent Holdings Ltd. ADR	15,849	536
		1,085
France (4.3%)
LVMH Moet Hennessy Louis Vuitton SE	1,315	775

India (3.9%)
HDFC Bank Ltd. ADR	12,138	709

Ireland (3.3%)
CRH PLC ADR	15,454	498
Ryanair Holdings PLC ADR (a)	1,708	100
		598
Italy (4.0%)
Ferrari NV	3,909	723

Japan (1.9%)
Nippon Telegraph & Telephone Corp. ADR	12,239	332

Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,494	582

United Kingdom (5.5%)
Diageo PLC ADR	4,440	754
Experian PLC ADR	8,380	245
		999
United States (65.7%)
Ameriprise Financial, Inc.	2,428	612
Apple, Inc.	10,600	1,465
Brown & Brown, Inc.	2,775	168
Chevron Corp.	7,331	1,053
Danaher Corp.	3,103	801
Estee Lauder Cos., Inc. Class A	1,980	427
First Republic Bank	4,358	569
Fortune Brands Home & Security, Inc.	3,481	187
Home Depot, Inc.	655	181
Jack Henry & Associates, Inc.	462	84
JPMorgan Chase & Co.	4,237	443
Lululemon Athletica, Inc. (a)	1,718	480
Mastercard, Inc., Class A	1,405	400
McDonald's Corp.	2,089	482
MGM Resorts International	11,810	351
Microsoft Corp.	5,026	1,171
NextEra Energy, Inc.	7,000	549
Planet Fitness, Inc., Class A (a)	775	45
Pool Corp.	773	246
Progressive Corp.	1,409	164
SBA Communications Corp. REIT	539	153
STORE Capital Corp. REIT	22,589	708
SVB Financial Group (a)	1,442	484
Target Corp.	1,155	171

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

United Rentals, Inc. (a)	1,133	$306
Valero Energy Corp.	808	86
Veeva Systems, Inc., Class A (a)	604	100
		11,886
Total Common Stocks (Cost $17,070)		17,689

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $329)	329,320	329
Total Investments (99.6%) (Cost $17,399) (c)(d)(e)		18,018
Other Assets in Excess of Liabilities (0.4%)		73
Net Assets (100.0%)		$18,091

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $775,000 and 4.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,858,000 and the aggregate gross unrealized depreciation is approximately $1,239,000, resulting in net unrealized appreciation of approximately $619,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	59.9%
Banks	12.2
Tech Hardware, Storage & Peripherals	8.1
Textiles, Apparel & Luxury Goods	7.0
Software	6.5
Oil, Gas & Consumable Fuels	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.8%)
Canada (9.7%)
Colliers International Group, Inc.	9,733	$892
Constellation Software, Inc.	1,110	1,545
Shopify, Inc., Class A (a)	20,020	539
		2,976
Israel (8.6%)
Global-e Online Ltd. (a)	98,523	2,636

Netherlands (2.9%)
Basic-Fit NV (a)	29,998	901

Singapore (1.5%)
Sea Ltd. ADR (a)	8,463	474

United Kingdom (12.0%)
Babcock International Group PLC (a)	432,138	1,335
Victoria PLC (a)	475,150	2,349
		3,684
United States (65.1%)
Affirm Holdings, Inc. (a)	82,774	1,553
Alphabet, Inc., Class A (a)	5,772	552
Appian Corp. (a)	49,907	2,038
AppLovin Corp., Class A (a)	33,747	658
Bill.Com Holdings, Inc. (a)	12,974	1,717
Carvana Co. (a)	81,484	1,654
Cricut, Inc., Class A (a)	381,816	3,536
DraftKings, Inc., Class A (a)	24,683	374
Fastly, Inc., Class A (a)	184,791	1,693
Floor & Decor Holdings, Inc., Class A (a)	29,122	2,046
Intuit, Inc.	365	141
Meta Platforms, Inc., Class A (a)	3,428	465
NVR, Inc. (a)	120	478
ProKidney Corp. (a)(b)	19,748	178
Royalty Pharma PLC, Class A	39,057	1,569
Salesforce, Inc. (a)	9,348	1,345
		19,997
Total Common Stocks (Cost $64,242)		30,668

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $82)	82,494	82
Total Investments (100.1%) (Cost $64,324) (d)(e)(f)		30,750
Liabilities in Excess of Other Assets (-0.1%)		(25)
Net Assets (100.0%)		$30,725

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2022 amounts to appromimately $178,000 and represents 0.6% of net assets.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately 1,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $4,585,000 and 14.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)

At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $36,000 and the aggregate gross unrealized depreciation is approximately $33,610,000, resulting in net unrealized depreciation of approximately $33,574,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Software	24.2%
Household Durables	20.7
Other*	17.1
Information Technology Services	12.3
Specialty Retail	12.0
Internet & Direct Marketing Retail	8.6
Pharmaceuticals	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.6%)
Australia (2.4%)
Dexus REIT	4,900	$24
Ingenia Communities Group REIT (a)	6,860	16
National Storage REIT (a)	21,077	30
Shopping Centres Australasia Property Group REIT	10,902	17
		87
Belgium (1.4%)
Aedifica SA REIT	657	51

Canada (2.2%)
Chartwell Retirement Residences (Units) (b)	3,620	24
RioCan REIT	4,073	55
		79
France (0.7%)
Mercialys SA REIT	3,581	27

Germany (0.8%)
Vonovia SE	1,318	28

Hong Kong (4.9%)
CK Asset Holdings Ltd.	6,000	36
Hongkong Land Holdings Ltd.	8,500	37
Link REIT	10,200	71
Wharf Real Estate Investment Co., Ltd.	7,000	32
		176
Japan (9.3%)
Japan Metropolitan Fund Investment Corp. REIT	56	42
Japan Real Estate Investment Corp. REIT	7	29
Mitsubishi Estate Logistics Investment Corp. REIT	12	38
Mitsui Fudosan Co., Ltd. (a)	5,700	109
Mitsui Fudosan Logistics Park, Inc. REIT	8	27
Nippon Building Fund, Inc. REIT	21	92
		337
Netherlands (0.8%)
NSI NV REIT	1,216	29

Singapore (3.1%)
CapitaLand Integrated Commercial Trust REIT	30,700	41
Digital Core Management Pte Ltd. REIT	34,700	24
Suntec REIT	43,900	47
		112
Spain (1.1%)
Merlin Properties Socimi SA REIT	5,373	41

Sweden (0.6%)
Catena AB	773	23

United Kingdom (4.7%)
Empiric Student Property PLC REIT	40,202	39
Helical PLC	4,669	19

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Impact Healthcare PLC REIT	15,220	17
Land Securities Group PLC REIT	4,724	27
LondonMetric Property PLC REIT	13,858	27
Segro PLC REIT	5,149	43
		172
United States (67.6%)
Agree Realty Corp. REIT	2,391	162
American Homes 4 Rent, Class A REIT	5,482	180
American Tower Corp. REIT	1,632	350
Americold Realty Trust, Inc. REIT	3,149	77
Boyd Gaming Corp.	1,547	74
Digital Realty Trust, Inc. REIT	1,094	109
Duke Realty Corp. REIT	2,270	109
Equity Residential REIT	3,581	241
Federal Realty Investment Trust REIT	817	74
Iron Mountain, Inc. REIT	2,268	100
Kite Realty Group Trust REIT	3,275	56
NETSTREIT Corp. REIT (a)	2,930	52
ProLogis, Inc. REIT	1,079	110
Public Storage REIT	943	276
RPT Realty REIT	7,868	60
SBA Communications Corp. REIT	411	117
Simon Property Group, Inc. REIT	403	36
SL Green Realty Corp. REIT (a)	882	35
Sun Communities, Inc. REIT	421	57
Welltower, Inc. REIT	2,711	174
		2,449
Total Common Stocks (Cost $4,638)		3,611

Short-Term Investments (7.2%)
Securities held as Collateral on Loaned Securities (6.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	205,476	205

Face Amount (000)
Repurchase Agreements (1.0%)
HSBC Securities USA, Inc. (2.97%, dated 9/30/22, due 10/3/22; proceeds $29; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $30)	29	$29

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Merrill Lynch & Co., Inc. (2.95%, dated 9/30/22, due 10/3/22; proceeds $9; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $9)	9	9
		38
Total Securities held as Collateral on Loaned Securities (Cost $243)		243

	Shares
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $17)	16,539	17
Total Short-Term Investments (Cost $260)		260
Total Investments (106.8%) (Cost $4,898) Including $238 of Securities Loaned (d)(e)(f)		3,871
Liabilities in Excess of Other Assets (-6.8%)		(247)
Net Assets (100.0%)		$3,624

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $238,000 and $247,000, respectively. The Fund received cash collateral of approximately $247,000, of which approximately $243,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $4,000. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $1,083,000 and 29.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $0 and the aggregate gross unrealized depreciation is approximately $1,027,000, resulting in net unrealized depreciation of approximately $1,027,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	18.6%
Residential	15.0
Retail	14.9
Specialty	12.9
Industrial	11.8
Office	8.6
Self Storage	8.4
Health Care	7.3
Others**	2.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
France (7.0%)
L'Oreal SA	169,513	$54,200
LVMH Moet Hennessy Louis Vuitton SE	126,392	74,518
Pernod Ricard SA	377,430	69,241
		197,959
Germany (4.5%)
SAP SE	1,555,817	126,792

Italy (0.4%)
Davide Campari-Milano NV	1,208,898	10,696

Netherlands (2.3%)
Heineken NV	749,325	65,439

United Kingdom (9.9%)
Experian PLC	1,405,478	41,142
Reckitt Benckiser Group PLC	2,619,105	173,598
RELX PLC (Euronext NV)	565,416	13,780
RELX PLC (LSE)	2,158,721	52,750
		281,270
United States (74.1%)
Abbott Laboratories	1,113,748	107,766
Accenture PLC, Class A	540,449	139,058
Automatic Data Processing, Inc.	379,231	85,778
Baxter International, Inc.	1,827,650	98,437
Becton Dickinson & Co.	437,952	97,589
Broadridge Financial Solutions, Inc.	277,246	40,012
Coca-Cola Co.	934,263	52,337
Danaher Corp.	638,137	164,824
Equifax, Inc.	281,425	48,245
Estee Lauder Cos., Inc., Class A	175,227	37,832
Fidelity National Information Services, Inc.	768,365	58,065
Intercontinental Exchange, Inc.	1,212,069	109,510
Microsoft Corp.	1,103,881	257,094
Moody's Corp.	116,951	28,432
NIKE, Inc., Class B	402,637	33,467
Otis Worldwide Corp.	653,347	41,684
Philip Morris International, Inc.	2,354,949	195,484
Procter & Gamble Co.	615,626	77,723
Roper Technologies, Inc.	181,344	65,219
Steris PLC	133,966	22,276
Thermo Fisher Scientific, Inc.	263,384	133,586
Visa, Inc., Class A	943,486	167,610
Zoetis, Inc.	212,084	31,450
		2,093,478
Total Common Stocks (Cost $2,476,145)		2,775,634

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $52,157)	52,156,659	52,157

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Total Investments (100.0%) (Cost $2,528,302) (b)(c)(d)	2,827,791
Liabilities in Excess of Other Assets (-0.0%) (e)	(1,090)
Net Assets (100.0%)	$2,826,701

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $59,000 relating to the Fund's investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(c)	The approximate fair value and percentage of net assets, $682,156,000 and 24.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $531,417,000 and the aggregate gross unrealized depreciation is approximately $231,928,000, resulting in net unrealized appreciation of approximately $299,489,000.
(e)	Amount is less than 0.05%.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	17.3%
Others*	16.4
Software	15.9
Health Care Equipment & Supplies	11.5
Life Sciences Tools & Services	10.6
Household Products	8.9
Beverages	7.0
Tobacco	6.9
Professional Services	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (2.6%)
Atlas Arteria Ltd. (Units) (a)	294,810	$1,174
Transurban Group (Units) (a)	704,207	5,561
		6,735
Canada (16.9%)
Canadian Pacific Railway Ltd.	17,391	1,161
Enbridge, Inc.	271,567	10,069
GFL Environmental, Inc. (b)	594,946	15,046
Gibson Energy, Inc.	353,788	5,627
Pembina Pipeline Corp.	220,294	6,692
TC Energy Corp. (b)	136,373	5,493
		44,088
China (9.5%)
China Gas Holdings Ltd. (c)	20,696,800	24,755

France (4.4%)
Aeroports de Paris (d)	3,161	365
Getlink SE	125,765	1,950
Vinci SA	114,115	9,228
		11,543
Hong Kong (0.6%)
Power Assets Holdings Ltd.	309,571	1,552

Italy (5.4%)
Infrastrutture Wireless Italiane SpA	1,226,460	10,700
Terna - Rete Elettrica Nazionale	527,988	3,216
		13,916
Mexico (2.3%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	229,540	2,906
Grupo Aeroportuario del Sureste SAB de CV, Class B	153,666	3,027
		5,933
New Zealand (0.4%)
Auckland International Airport Ltd. (d)	285,502	1,144

Portugal (0.5%)
EDP Renovaveis SA	56,609	1,164

Spain (5.1%)
Aena SME SA (d)	20,357	2,113
Cellnex Telecom SA	130,983	4,040
Ferrovial SA	154,634	3,510
Iberdrola SA	390,039	3,637
		13,300
Switzerland (0.4%)
Flughafen Zurich AG (Registered) (d)	6,992	1,033

United Kingdom (5.4%)
National Grid PLC	860,991	8,863
Pennon Group PLC	316,586	2,763

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Severn Trent PLC	96,215	2,515
		14,141
United States (45.6%)
Ameren Corp.	33,028	2,660
American Electric Power Co. Inc.	68,376	5,911
American Tower Corp. REIT	101,738	21,843
American Water Works Co. Inc.	28,254	3,678
Atmos Energy Corp.	40,998	4,176
CenterPoint Energy, Inc.	144,847	4,082
Cheniere Energy, Inc.	57,208	9,491
Crown Castle International Corp. REIT	79,792	11,534
Edison International	80,044	4,529
Entergy Corp.	38,492	3,874
Eversource Energy	75,997	5,925
NiSource, Inc.	139,095	3,504
ONEOK, Inc.	49,184	2,520
PG&E Corp. (d)	278,137	3,477
SBA Communications Corp. REIT	24,718	7,036
Sempra Energy	75,638	11,341
Targa Resources Corp.	85,090	5,134
Williams Cos., Inc. (The)	244,122	6,989
Xcel Energy, Inc.	14,380	920
		118,624
Total Common Stocks (Cost $276,531)		257,928

No. of Rights
Right (0.0%)
Australia (0.0%)
Atlas Arteria Ltd. (d) (Cost $—)	151,184	—

Shares
Short-Term Investments (1.4%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	1,954,924	1,955

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $277; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $283)	$277	277
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $83; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $85)	83	83
		360
Total Securities held as Collateral on Loaned Securities (Cost $2,315)		2,315

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

	Shares
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $1,362)	1,361,533	1,362
Total Short-Term Investments (Cost $3,677)		3,677
Total Investments (100.5%) (Cost $280,208) Including $4,219 of Securities Loaned (f)(g)(h)		261,605
Liabilities in Excess of Other Assets (-0.5%)		(1,284)
Net Assets (100.0%)		$260,321

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $4,219,000 and $4,476,000, respectively. The Fund received cash collateral of approximately $2,347,000, of which approximately $2,315,000, was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $32,000. The remaining collateral of approximately $2,129,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $89,283,000 and 34.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for the book purposes. The aggregate gross unrealized appreciation is approximately $17,564,000 and the aggregate gross unrealized depreciation is approximately $36,167,000, resulting in net unrealized depreciation of approximately $18,603,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	36.9%
Communications	21.3
Others**	14.8
Electricity Transmission & Distribution	14.7
Diversified	6.5
Commercial Services & Supplies	5.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Belgium (1.1%)
Argenx SE ADR (a)	2,868	$1,013

Brazil (1.2%)
NU Holdings Ltd., Class A (a)	252,851	1,113

Canada (3.8%)
Shopify, Inc., Class A (a)	136,901	3,688

Netherlands (9.6%)
Adyen NV (a)	3,873	4,830
ASML Holding NV	10,578	4,394
		9,224
Singapore (8.3%)
Grab Holdings Ltd., Class A (a)	1,757,179	4,621
Sea Ltd. ADR (a)	60,428	3,387
		8,008
Sweden (1.1%)
Kinnevik AB, Class B (a)	84,411	1,106

United Kingdom (2.9%)
Atlassian Corp., PLC, Class A (a)	12,131	2,555
Deliveroo PLC (a)	216,314	203
		2,758
United States (69.8%)
10X Genomics, Inc., Class A (a)	38,917	1,108
Agilon health, Inc. (a)	179,259	4,198
Bill.Com Holdings, Inc. (a)	27,543	3,646
Carvana Co. (a)	31,969	649
Cloudflare, Inc., Class A (a)	106,125	5,870
Coinbase Global, Inc., Class A (a)	12,494	806
Coupang, Inc. (a)	411,529	6,860
Datadog, Inc., Class A (a)	36,022	3,198
Dlocal Ltd. (a)	126,389	2,593
DoorDash, Inc., Class A (a)	29,208	1,444
Doximity, Inc., Class A (a)	72,134	2,180
Farfetch Ltd., Class A (a)	236,796	1,764
Ginkgo Bioworks Holdings, Inc. (a)	152,172	475
Guardant Health, Inc. (a)	18,048	972
Heliogen, Inc. (a)	168,852	314
Intellia Therapeutics, Inc. (a)	8,340	467
Meli Kaszek Pioneer Corp., SPAC (a)	91,243	901
MercadoLibre, Inc. (a)	7,607	6,297
ProKidney Corp. (a)	66,430	598
ROBLOX Corp., Class A (a)	86,799	3,111
Royalty Pharma PLC, Class A	163,425	6,566
Snowflake, Inc., Class A (a)	38,469	6,538
Trade Desk, Inc., Class A (a)	95,888	5,729
Veeva Systems, Inc., Class A (a)	6,148	1,014
		67,298
Total Common Stocks (Cost $145,719)		94,208

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Preferred Stock (0.1%)
United States (0.1%)
Lookout, Inc. Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14) (Cost $73)	6,374	31

Investment Company (0.6%)
Grayscale Bitcoin Trust (a) (Cost $2,129)	53,631	612

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $2,135)	2,135,349	2,135
Total Investments Excluding Purchased Options (100.7%) (Cost $150,056)		96,986
Total Purchased Options Outstanding (1.0%) (Cost $670)		925
Total Investments (101.7%) (Cost $150,726) (e)(f)(g)(h)		97,911
Liabilities in Excess of Other Assets (-1.7%)		(1,597)
Net Assets (100.0%)		$96,314

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2022 amounts to approximately $31,000 and represents less than 0.05% of net assets.
(c)	At September 30, 2022, the Fund held a fair valued security at approximately $31,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(f)	Securities are available for collateral in connection with purchased options.
(g)	The approximate fair value and percentage of net assets, $6,139,000 and 6.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(h)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,528,000 and the aggregate gross unrealized depreciation is approximately $56,343,000, resulting in net unrealized depreciation of approximately $52,815,000.
ADR	American Depositary Receipt.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	90,422,836	90,423	$463	$434	$29
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	23,789,374	23,789	220	118	102
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	26,273,872	26,274	242	118	124
							$925	$670	$255

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Others*	25.0%
Information Technology Services	24.0
Internet & Direct Marketing Retail	16.9
Software	15.5
Pharmaceuticals	6.7
Entertainment	6.6
Health Care Providers & Services	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
Argentina (1.4%)
Globant SA (a)	204,188	$38,200

Brazil (0.7%)
NU Holdings Ltd., Class A (a)	4,521,424	19,894

Canada (2.7%)
Shopify, Inc., Class A (a)	2,846,169	76,676

China (5.2%)
Meituan, Class B (a)(b)	4,428,300	93,067
Trip.com Group Ltd. ADR (a)	1,910,981	52,189
		145,256
Denmark (5.3%)
DSV AS	1,256,012	147,139

France (2.6%)
Hermes International	61,052	71,804

Germany (1.1%)
Adidas AG	271,335	31,193

India (10.8%)
HDFC Bank Ltd.	11,498,609	199,219
ICICI Bank Ltd. ADR	4,827,312	101,229
		300,448
Italy (3.5%)
Moncler SpA	2,371,046	96,797

Japan (1.7%)
Keyence Corp.	140,000	46,278

Korea, Republic of (1.5%)
KakaoBank Corp. (a)	932,039	12,911
NAVER Corp.	208,990	27,841
		40,752
Netherlands (0.5%)
Adyen NV (a)	12,322	15,368

Singapore (1.6%)
Grab Holdings Ltd., Class A (a)	16,920,981	44,502

United States (59.9%)
Adobe, Inc. (a)	327,285	90,069
Affirm Holdings, Inc. (a)	498,717	9,356
Amazon.com, Inc. (a)	1,201,751	135,798
Block, Inc., Class A (a)	1,204,603	66,241
Coupang, Inc. (a)	8,447,073	140,813
DoorDash, Inc., Class A (a)	1,012,118	50,049
Endeavor Group Holdings, Inc., Class A (a)	1,276,379	25,860
Farfetch Ltd., Class A (a)	1,690,065	12,591
Magic Leap Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Mastercard, Inc., Class A	228,502	64,972
MercadoLibre, Inc. (a)	164,907	136,507
Meta Platforms, Inc., Class A (a)	778,330	105,604
Salesforce.com, Inc. (a)	559,742	80,513
ServiceNow, Inc. (a)	508,856	192,149
Snowflake, Inc., Class A (a)	103,797	17,641
Spotify Technology SA (a)	768,636	66,333
Uber Technologies, Inc. (a)	9,381,354	248,606
Visa, Inc., Class A	457,856	81,338
Walt Disney Co. (a)	1,273,824	120,160
Zillow Group, Inc., Class A (a)	365,083	10,452
Zoom Video Communications, Inc., Class A (a)	170,499	12,547
		1,667,599
Total Common Stocks (Cost $2,740,311)		2,741,906

Investment Company (0.7%)
United States (0.7%)
Grayscale Bitcoin Trust (a) (Cost $75,271)	1,690,985	19,294

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $31,795)	31,795,423	31,795
Total Investments (100.3%) (Cost $2,847,377) (f)(g)(h)		2,792,995
Liabilities in Excess of Other Assets (-0.3%)		(9,251)
Net Assets (100.0%)		$2,783,744

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2022 amounts to $0 and represents 0.0% of net assets.
(d)	At September 30, 2022, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $74,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $741,617,000 and 26.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $711,710,000 and the aggregate gross unrealized depreciation is approximately $766,092,000, resulting in net unrealized depreciation of approximately $54,382,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	20.4%
Software	13.4
Information Technology Services	13.2
Banks	11.9
Others*	10.5
Road & Rail	10.5
Entertainment	7.6
Textiles, Apparel & Luxury Goods	7.2
Air Freight & Logistics	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (93.8%)
Brazil (1.1%)
Vale SA	3,248	$44

Canada (15.1%)
Canadian National Railway Co.	1,729	187
Constellation Software, Inc.	135	188
FirstService Corp.	498	59
Topicus.com, Inc. (a)	3,468	167
		601
Denmark (0.9%)
Chr Hansen Holding AS	729	36

France (10.7%)
Christian Dior SE	184	106
EssilorLuxottica SA	997	135
Hermes International	55	65
L'Oreal SA	184	59
Remy Cointreau SA	372	62
		427
India (5.1%)
HDFC Bank Ltd. ADR	3,515	205

Italy (2.5%)
Brunello Cucinelli SpA	1,288	62
Ferrari NV	211	39
		101
Japan (1.0%)
Nintendo Co., Ltd.	1,000	40

Netherlands (5.9%)
ASML Holding NV	465	193
Universal Music Group NV	2,169	41
		234
United Kingdom (6.4%)
Rentokil Initial PLC	33,104	176
Victoria PLC (a)	16,460	81
		257
United States (45.1%)
Amazon.com, Inc. (a)	1,779	201
Axon Enterprise, Inc. (a)	1,182	137
Brown & Brown, Inc.	742	45
Danaher Corp.	157	41
Floor & Decor Holdings, Inc., Class A (a)	1,971	139
HEICO Corp., Class A	406	47
Intercontinental Exchange, Inc.	544	49
Intuitive Surgical, Inc. (a)	189	35
Linde PLC	74	20

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

MSCI, Inc.	91	38
Pool Corp.	112	36
Progressive Corp.	1,105	128
Royal Gold, Inc.	491	46
Royalty Pharma PLC, Class A	5,533	222
S&P Global, Inc.	167	51
Salesforce.com, Inc. (a)	680	98
Service Corp. International	678	39
ServiceNow, Inc. (a)	352	133
Texas Pacific Land Corp.	57	101
UTZ Brands, Inc.	3,313	50
Veeva Systems, Inc., Class A (a)	607	100
Waste Connections, Inc.	327	44
		1,800
Total Common Stocks (Cost $4,239)		3,745

Investment Companies (1.3%)
United Kingdom (0.8%)
Hipgnosis Songs Fund Ltd.	32,564	32

United States (0.5%)
Grayscale Bitcoin Trust (a)	1,607	18
Total Investment Companies (Cost $104)		50

Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $145)	144,567	145
Total Investments Excluding Purchased Options (98.7%) (Cost $4,488)		3,940
Total Purchased Options Outstanding (0.5%) (Cost $13)		21
Total Investments (99.2%) (Cost $4,501) (c)(d)(e)(f)		3,961
Other Assets in Excess of Liabilities (0.8%)		32
Net Assets (100.0%)		$3,993

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $895,000 and 22.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At September 30, 2022, the aggregate cost for federal income tax purposes is approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $135,000 and the aggregate gross unrealized depreciation is approximately $675,000, resulting in net unrealized depreciation of approximately $540,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	864,568	865	$5	$5	$—	@
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	791,929	792	7	4	3
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	1,001,604	1,002	9	4	5
							$21	$13	$8

@	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Others*	57.7%
Software	14.9
Textiles, Apparel & Luxury Goods	5.9
Pharmaceuticals	5.6
Commercial Services & Supplies	5.6
Banks	5.2
Internet & Direct Marketing Retail	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Australia (3.1%)
Dexus REIT	42,512	$212
National Storage REIT	230,454	332
Shopping Centres Australasia Property Group REIT	289,134	436
Vicinity Centres REIT	269,378	300
		1,280
Austria (0.4%)
CA Immobilien Anlagen AG	5,086	151

Belgium (1.0%)
Aedifica SA REIT	3,510	271
Warehouses De Pauw CVA REIT	6,324	155
		426
Canada (2.1%)
Chartwell Retirement Residences	36,996	249
InterRent REIT	35,023	291
RioCan Real Estate Investment Trust	22,976	309
		849
France (0.4%)
Mercialys SA REIT	22,192	168

Germany (1.0%)
Vonovia SE	19,716	425

Hong Kong (5.3%)
CK Asset Holdings Ltd.	110,000	660
Link REIT	78,274	546
Sun Hung Kai Properties Ltd.	65,367	722
Wharf Real Estate Investment Co., Ltd.	59,075	268
		2,196
Japan (11.1%)
Activia Properties, Inc. REIT	15	44
Daiwa House Investment Corp. REIT	63	132
Frontier Real Estate Investment Corp. REIT	51	188
GLP J-REIT	298	331
Hoshino Resorts, Inc.	39	181
Invincible Investment Corp. REIT	349	110
Japan Metropolitan Fund Investment Corp. REIT	474	356
Japan Real Estate Investment Corp. REIT	78	322
Mitsubishi Estate Co., Ltd.	56,800	748
Mitsui Fudosan Co., Ltd.	35,400	674
Mitsui Fudosan Logistics Park, Inc. REIT	97	332
Nippon Building Fund, Inc. REIT	131	576
Nomura Real Estate Master Fund, Inc. REIT	267	295
Orix, Inc. J-REIT	242	310
		4,599
Malta (0.1%)
BGP Holdings PLC (a)(b)	12,867,024	38

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Netherlands (0.8%)
Eurocommercial Properties NV CVA REIT	7,872	156
NSI NV REIT	7,282	173
		329
Singapore (2.9%)
CapitaLand Integrated Commercial Trust REIT	361,000	480
Capitaland Investment Ltd.	37,100	89
Frasers Centrepoint Trust REIT	204,900	309
Mapletree Commercial Trust REIT	276,200	329
		1,207
Spain (0.9%)
Inmobiliaria Colonial Socimi SA REIT	39,056	188
Merlin Properties Socimi SA REIT	25,628	198
		386
Sweden (0.6%)
Catena AB	3,644	108
Fabege AB	21,503	146
		254
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	2,069	207

United Kingdom (4.2%)
Big Yellow Group PLC REIT	13,678	162
Derwent London PLC REIT	6,887	155
Empiric Student Property PLC REIT	132,903	128
Helical PLC	33,603	134
Impact Healthcare Reit PLC REIT	69,287	80
Land Securities Group PLC REIT	41,053	237
LondonMetric Property PLC REIT	53,760	104
Segro PLC REIT	53,233	444
UNITE Group PLC REIT	19,862	189
Workspace Group PLC REIT	23,848	106
		1,739
United States (63.9%)
Agree Realty Corp. REIT	28,757	1,943
American Homes 4 Rent, Class A REIT	31,653	1,039
American Tower Corp. REIT	2,515	540
Americold Realty Trust, Inc. REIT	24,291	598
AvalonBay Communities, Inc. REIT	9,286	1,710
Boyd Gaming Corp.	6,914	329
Brixmor Property Group, Inc. REIT	33,602	621
Digital Realty Trust, Inc. REIT	18,959	1,880
Duke Realty Corp. REIT	12,277	592
Equity Residential REIT	14,858	999
Exeter Industrial Value Fund, LP (a)(b)(c)	1,860,000	76
Extra Space Storage, Inc. REIT	5,432	938
Healthpeak Properties, Inc. REIT	20,950	480
Host Hotels & Resorts, Inc. REIT	25,101	399
Invitation Homes, Inc. REIT	31,918	1,078
Iron Mountain, Inc. REIT	12,853	565
Kilroy Realty Corp. REIT	7,853	331
Kite Realty Group Trust REIT	37,416	644
Mid-America Apartment Communities, Inc. REIT	6,421	996

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

NETSTREIT Corp. REIT (d)	22,642	403
ProLogis, Inc. REIT	25,408	2,581
Public Storage REIT	8,593	2,516
Rexford Industrial Realty, Inc. REIT	6,926	360
RPT Realty REIT	48,986	370
Simon Property Group, Inc. REIT	6,902	620
SITE Centers Corp. REIT	26,674	286
SL Green Realty Corp. REIT (d)	7,997	321
Sun Communities, Inc. REIT	6,001	812
VICI Properties, Inc. REIT	14,365	429
Welltower, Inc. REIT	31,585	2,032
		26,488
Total Common Stocks (Cost $41,946)		40,742
Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	601,119	601

	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $85; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $87)	$85	85
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $26; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $26)	26	26
		111
Total Securities held as Collateral on Loaned Securities (Cost $712)		712

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $771)	771,131	771
Total Short-Term Investments (Cost $1,483)		1,483
Total Investments (101.9%) (Cost $43,429) Including $724 of Securities Loaned (f)(g)(h)		42,225
Liabilities in Excess of Other Assets (-1.9%)		(780)
Net Assets (100.0%)		$41,445

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	At September 30, 2022, the Fund held a fair valued securities valued at approximately $114,000, representing 0.3% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(c)	Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 — 4/11 and has a current cost basis of $0. At September 30, 2022, this security had an aggregate market value of approximately $76,000, representing 0.2% of net assets.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $724,000 and $722,000, respectively. The Fund received cash collateral of approximately $722,000, of which approximately $712,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $10. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $13,367,000 and 32.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,144,000 and the aggregate gross unrealized depreciation is approximately $6,348,000, resulting in net unrealized depreciation of approximately $1,204,000.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	21.3%
Residential	18.6
Retail	16.3
Industrial	13.4
Self Storage	9.5
Health Care	7.5
Office	6.8
Other**	6.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Canada (3.3%)
Constellation Software, Inc.	1,836	$2,555

France (1.5%)
L'Oreal SA	3,584	1,146

Germany (6.5%)
Deutsche Boerse AG	9,239	1,515
SAP SE	42,338	3,450
		4,965
Hong Kong (1.6%)
AIA Group Ltd.	143,000	1,190

Sweden (1.4%)
Atlas Copco AB, Class A	112,620	1,047

Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,429	1,743

United Kingdom (8.2%)
Experian PLC	26,900	788
Prudential PLC	121,507	1,189
Reckitt Benckiser Group PLC	46,806	3,102
RELX PLC	46,270	1,131
		6,210
United States (73.2%)
Abbott Laboratories	26,311	2,546
Accenture PLC, Class A	14,186	3,650
Adobe, Inc. (a)	3,140	864
Alphabet, Inc., Class A (a)	22,171	2,121
Amphenol Corp., Class A	22,254	1,490
Automatic Data Processing, Inc.	7,276	1,646
Baxter International, Inc.	48,289	2,601
Becton Dickinson & Co.	11,953	2,664
Broadridge Financial Solutions, Inc.	7,700	1,111
Coca-Cola Co.	13,187	739
Danaher Corp.	14,936	3,858
Equifax, Inc.	7,354	1,261
Estee Lauder Cos., Inc., Class A	3,937	850
Fidelity National Information Services, Inc.	15,831	1,196
Intercontinental Exchange, Inc.	29,057	2,625
IQVIA Holdings, Inc. (a)	9,589	1,737
Medtronic PLC	20,067	1,620
Microsoft Corp.	23,550	5,485
Moody's Corp.	1,592	387
NIKE, Inc., Class B	11,259	936
Otis Worldwide Corp.	19,441	1,240
PayPal Holdings, Inc. (a)	9,370	806
Procter & Gamble Co.	12,365	1,561
Roper Technologies, Inc.	4,120	1,482
Stanley Black & Decker, Inc.	12,082	909
Steris PLC	3,574	594
Texas Instruments, Inc.	7,751	1,200
Thermo Fisher Scientific, Inc.	6,697	3,397
Visa, Inc., Class A	25,023	4,445

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Zoetis, Inc.	5,012	743
		55,764
Total Common Stocks (Cost $80,816)		74,620

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,456)	1,456,349	1,456
Total Investments (99.9%) (Cost $82,272) (c)(d)(e)		76,076
Other Assets in Excess of Liabilities (0.1%)		66
Net Assets (100.0%)		$76,142

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $14,558,000 and 19.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,470,000 and the aggregate gross unrealized depreciation is approximately $10,666,000, resulting in net unrealized depreciation of approximately $6,196,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	27.8%
Software	18.2
Information Technology Services	16.9
Health Care Equipment & Supplies	13.2
Life Sciences Tools & Services	11.8
Household Products	6.1
Capital Markets	6.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
Growth Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.0%)
Automobiles (0.5%)
Rivian Automotive, Inc., Class A (a)	980,153	$32,257

Biotechnology (1.3%)
Alnylam Pharmaceuticals, Inc. (a)	109,655	21,949
Intellia Therapeutics, Inc. (a)	160,812	8,999
Moderna, Inc. (a)	119,677	14,152
ProKidney Corp. (a)	3,865,953	34,832
		79,932
Capital Markets (0.9%)
Coinbase Global, Inc., Class A (a)(b)	869,570	56,078

Chemicals (0.6%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	11,337,466	35,373

Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	6,082,706	13,443

Consumer Finance (0.2%)
Upstart Holdings, Inc. (a)(b)	523,741	10,889

Electronic Equipment, Instruments & Components (0.0%) (c)
Magic Leap Class A (a)(d)(e) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—

Entertainment (6.0%)
ROBLOX Corp., Class A (a)	8,054,301	288,666
Sea Ltd. ADR (Singapore) (a)	1,236,183	69,288
		357,954
Health Care Equipment & Supplies (0.6%)
Dexcom, Inc. (a)	459,452	37,004

Health Care Providers & Services (4.4%)
Agilon health, Inc. (a)	8,026,313	187,976
Guardant Health, Inc. (a)	1,314,244	70,746
		258,722
Health Care Technology (2.5%)
Doximity, Inc., Class A (a)	2,793,751	84,427
Veeva Systems, Inc., Class A (a)	379,476	62,568
		146,995
Information Technology Services (25.4%)
Adyen NV (Netherlands) (a)	141,383	176,327
Affirm Holdings, Inc. (a)	2,906,962	54,535
Block, Inc., Class A (a)	1,457,512	80,149
Cloudflare, Inc., Class A (a)	6,779,768	374,989
MongoDB, Inc. (a)	424,339	84,257
Shopify, Inc., Class A (Canada) (a)	8,656,947	233,218
Snowflake, Inc., Class A (a)	2,929,333	497,869
		1,501,344

Morgan Stanley Institutional Fund, Inc.
Growth Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Interactive Media & Services (2.7%)
ZoomInfo Technologies, Inc., Class A (a)	3,836,761	159,839

Internet & Direct Marketing Retail (11.9%)
Chewy, Inc., Class A (a)	3,692,211	113,425
Coupang, Inc. (a)	8,812,387	146,902
DoorDash, Inc., Class A (a)	4,588,052	226,879
Global-e Online Ltd. (Israel) (a)	877,540	23,483
MercadoLibre, Inc. (a)	173,524	143,640
Wayfair, Inc., Class A (a)	1,492,210	48,571
		702,900
Leisure Products (0.4%)
Peloton Interactive, Inc., Class A (a)	3,259,541	22,589

Life Sciences Tools & Services (2.3%)
10X Genomics, Inc., Class A (a)	2,490,660	70,934
Illumina, Inc. (a)	329,099	62,789
		133,723
Pharmaceuticals (6.3%)
Royalty Pharma PLC, Class A	9,276,744	372,740

Road & Rail (7.4%)
Grab Holdings Ltd., Class A (Singapore) (a)	29,696,110	78,101
Uber Technologies, Inc. (a)	13,556,988	359,260
		437,361
Semiconductors & Semiconductor Equipment (2.4%)
ASML Holding NV (Netherlands)	347,198	144,209

Software (19.3%)
Bill.Com Holdings, Inc. (a)	2,132,919	282,335
Datadog, Inc., Class A (a)	3,317,650	294,541
Gitlab, Inc., Class A (a)	1,815,172	92,973
Trade Desk, Inc., Class A (a)	6,947,435	415,109
Unity Software, Inc. (a)	1,837,865	58,554
		1,143,512
Specialty Retail (0.7%)
Carvana Co. (a)(b)	1,970,810	40,007
Total Common Stocks (Cost $8,301,571)		5,686,871

Preferred Stock (1.9%)
Software (1.9%)
Databricks, Inc.(a)(d)(e) (acquisition cost — $136,746 ; acquired 8/31/21) (Cost $136,746)	1,860,888	110,834

Investment Company (0.8%)
Grayscale Bitcoin Trust (a) (Cost $174,869)	4,030,825	45,992

Short-Term Investments (2.7%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	49,507,296	49,507

Morgan Stanley Institutional Fund, Inc.
Growth Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $7,024; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $7,163)	$7,022	7,022
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $2,107; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $2,149)	2,107	2,107
		9,129
Total Securities held as Collateral on Loaned Securities (Cost $58,636)		58,636

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $101,213)	101,212,806	101,213
Total Short-Term Investments (Cost $159,849)		159,849
Total Investments Excluding Purchased Options (101.4%) (Cost $8,773,035)		6,003,546
Total Purchased Options Outstanding (0.8%) (Cost $34,036)		48,637
Total Investments (102.2%) (Cost $8,807,071) Including $59,210 of Securities Loaned (g)(h)(i)(j)		6,052,183
Liabilities in Excess of Other Assets (-2.2%)		(132,070)
Net Assets (100.0%)		$5,920,113

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $59,210,000 and $61,618,000, respectively. The Fund received cash collateral of approximately $59,444,000, of which approximately $58,636,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $808,000. The remaining collateral of approximately $2,174,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Amount is less than 0.05%.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2022 amounts to approximately $110,834,000 and represents 1.9% of net assets.
(e)	At September 30, 2022, the Fund held fair valued securities valued at $110,834,000, representing 1.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $127,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	The approximate fair value and percentage of net assets, $176,327,000 and 3.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(j)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $466,878,000 and the aggregate gross unrealized depreciation is approximately $3,221,766,000, resulting in net unrealized depreciation of approximately $2,754,888,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.
Growth Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited) (cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	4,217,855,933	4,217,856	$21,604	$20,248	$1,356
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	1,396,474,244	1,396,474	12,895	6,934	5,961
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug - 23	1,535,427,907	1,535,428	14,138	6,854	7,284
							$48,637	$34,036	$14,601

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	25.2%
Other**	22.2
Software	21.1
Internet & Direct Marketing Retail	11.8
Road & Rail	7.4
Pharmaceuticals	6.3
Entertainment	6.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (94.7%)
Airlines (0.4%)
Joby Aviation, Inc. (a)(b)	452,109	$1,958

Auto Components (1.5%)
XPEL, Inc. (a)	101,276	6,526

Beverages (0.6%)
Celsius Holdings, Inc. (a)	29,423	2,668

Biotechnology (2.8%)
Beam Therapeutics, Inc. (a)	52,690	2,510
Fate Therapeutics, Inc. (a)	90,151	2,020
Intellia Therapeutics, Inc. (a)	80,321	4,495
ProKidney Corp. (Cayman Islands) (a)	332,167	2,993
Senti Biosciences, Inc. (a)(c)	70,441	142
Senti Biosciences, Inc. Founder Shares (a)(c)	144,566	268
		12,428
Chemicals (1.1%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	853,621	2,664
Zymergen, Inc. (a)	844,672	2,348
		5,012
Commercial Services & Supplies (0.3%)
Aurora Innovation, Inc. (a)	510,489	1,128

Communications Equipment (2.8%)
Calix, Inc. (a)	203,720	12,456

Consumer Finance (0.7%)
Upstart Holdings, Inc. (a)(b)	151,940	3,159

Diversified Consumer Services (2.4%)
Duolingo, Inc. (a)	113,486	10,807

Diversified Holding Companies (3.2%)
Big Sky Growth Partners, Inc. (Units) SPAC (d)	641,354	6,266
Meli Kaszek Pioneer Corp., SPAC (a)	446,180	4,404
TCV Acquisition Corp., Class A SPAC (a)	359,839	3,534
		14,204
Diversified Telecommunication Services (3.9%)
Anterix, Inc. (a)	494,249	17,655

Electrical Equipment (0.3%)
Heliogen, Inc. (a)	751,724	1,398

Health Care Equipment & Supplies (2.0%)
Angle PLC (United Kingdom) (a)	1,796,955	1,340
Figs, Inc., Class A (a)	726,440	5,993
Outset Medical, Inc. (a)	96,691	1,540
		8,873
Health Care Providers & Services (13.0%)
23andMe Holding Co., Class A (a)(b)	821,303	2,349
Agilon health, Inc. (a)	1,483,627	34,747

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Alignment Healthcare, Inc. (a)	226,260	2,679
Guardant Health, Inc. (a)	85,255	4,589
Oak Street Health, Inc. (a)	135,748	3,328
Privia Health Group, Inc. (a)	309,835	10,553
		58,245
Health Care Technology (5.6%)
Doximity, Inc., Class A (a)	659,655	19,935
Inspire Medical Systems, Inc. (a)	12,779	2,266
Schrodinger, Inc. (a)	106,163	2,652
		24,853
Hotels, Restaurants & Leisure (0.9%)
Membership Collective Group, Inc., Class A (a)(b)	860,059	4,060

Household Durables (2.6%)
Cricut, Inc., Class A (a)(b)	576,541	5,339
Victoria PLC (United Kingdom) (a)	1,296,101	6,408
		11,747
Information Technology Services (5.7%)
Affirm Holdings, Inc. (a)	811,481	15,223
Dlocal Ltd. (a)	387,784	7,957
Fastly, Inc., Class A (a)	276,578	2,534
		25,714
Insurance (0.5%)
Trupanion, Inc. (a)	36,398	2,163

Internet & Direct Marketing Retail (7.2%)
BARK, Inc. (a)	1,366,976	2,488
Farfetch Ltd., Class A (a)	1,098,301	8,182
Global-e Online Ltd. (Israel) (a)	803,867	21,512
		32,182
Leisure Products (1.9%)
Peloton Interactive, Inc., Class A (a)	1,207,951	8,371

Life Sciences Tools & Services (4.8%)
10X Genomics, Inc., Class A (a)	423,887	12,072
MaxCyte, Inc. (a)	507,758	3,301
NanoString Technologies, Inc. (a)	110,522	1,411
Seer, Inc. (a)	259,006	2,005
SomaLogic, Inc. (a)	431,726	1,252
Standard BioTools, Inc. (a)(b)	1,167,563	1,284
		21,325
Metals & Mining (0.5%)
MP Materials Corp. (a)	79,264	2,164

Pharmaceuticals (0.9%)
ATAI Life Sciences NV (a)(b)	601,270	1,990
GH Research PLC (a)(b)	175,488	2,039
		4,029
Professional Services (0.4%)
Upwork, Inc. (a)	145,692	1,984

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Real Estate Management & Development (1.0%)
Opendoor Technologies, Inc. (a)	298,088	927
Redfin Corp. (a)(b)	153,566	897
WeWork, Inc., Class A REIT (a)(b)	1,067,726	2,829
		4,653
Software (23.6%)
Appian Corp. (a)	51,508	2,103
Cipher Mining, Inc. (a)	730,630	921
Clear Secure, Inc., Class A (a)	330,613	7,558
Clearwater Analytics Holdings, Inc. (a)(b)	190,443	3,197
Confluent, Inc., Class A (a)	240,861	5,725
Gitlab, Inc., Class A (a)	498,791	25,548
HashiCorp, Inc., Class A (a)	213,771	6,881
MicroStrategy, Inc., Class A (a)(b)	8,829	1,874
Olo, Inc., Class A (a)	1,447,220	11,433
Procore Technologies, Inc. (a)	345,431	17,092
Samsara, Inc., Class A (a)	1,915,042	23,115
		105,447
Specialty Retail (1.2%)
Carvana Co. (a)(b)	149,429	3,033
Warby Parker, Inc., Class A (a)	176,891	2,360
		5,393
Textiles, Apparel & Luxury Goods (2.3%)
On Holding AG, Class A (Switzerland) (a)(b)	628,274	10,084

Trading Companies & Distributors (0.6%)
EVI Industries, Inc. (a)	146,418	2,656
Total Common Stocks (Cost $668,607)		423,342

Preferred Stocks (2.8%)
Health Care Technology (1.5%)
Included Health, Inc. Series B (a)(c)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	6,832

Software (1.3%)
Lookout, Inc. Series F (a)(c)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	5,734
Total Preferred Stocks (Cost $16,838)		12,566

Investment Company (0.6%)
Grayscale Bitcoin Trust (a) (Cost $9,651)	254,642	2,905

Warrants (0.0%) (f)
Internet & Direct Marketing Retail (0.0%) (f)
BARK, Inc. expires 5/1/26 (a)	209,825	56

Life Sciences Tools & Services (0.0%) (f)
SomaLogic, Inc. expires 8/31/26 (a)	61,142	27
Total Warrants (Cost $1,304)		83

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Short-Term Investments (7.2%)
Securities held as Collateral on Loaned Securities (5.8%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	21,598,789	21,599

	Face Amount (000)
Repurchase Agreements (0.9%)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $3,064; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $3,125)	$3,064	3,064
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $919; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $937)	919	919
		3,983
Total Securities held as Collateral on Loaned Securities (Cost $25,582)		25,582

	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $6,401)	6,400,783	6,401
Total Short-Term Investments (Cost $31,983)		31,983
Total Investments Excluding Purchased Options (105.3%) (Cost $728,383)		470,879
Total Purchased Options Outstanding (1.0%) (Cost $3,072)		4,236
Total Investments (106.3%) (Cost $731,455) Including $25,305 of Securities Loaned (h)(i)(j)(k)		475,115
Liabilities in Excess of Other Assets (-6.3%)		(28,045)
Net Assets (100.0%)		$447,070

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $25,305,000 and $27,158,000, respectively. The Fund received cash collateral of approximately $25,934,000, of which approximately $25,582,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $352,000. The remaining collateral of approximately $1,224,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2022 amounts to approximately $12,976,000 and represents 2.9% of net assets.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)	At September 30, 2022, the Fund held fair valued securities valued at approximately $12,566,000, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	Amount is less than 0.05%.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Funds.
(h)	The approximate fair value and percentage of net assets, $7,748,000 and 1.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(i)	Securities are available for collateral in connection with purchased options.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(k)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,092,000 and the aggregate gross unrealized depreciation is approximately $272,432,000, resulting in net unrealized depreciation of approximately $256,340,000.
REIT	Real Estate Investment Trust.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	416,376,103	416,376	$2,133	$1,999	$134
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	109,794,878	109,795	1,014	545	469
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug - 23	118,346,563	118,347	1,089	528	561
							$4,236	$3,072	$1,164

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.8%
Software	25.0
Health Care Providers & Services	13.1
Internet & Direct Marketing Retail	7.2
Health Care Technology	7.1
Information Technology Services	5.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Australia (4.6%)
Brookfield Infrastructure Partners LP	3,895,648	$139,854

Canada (8.9%)
Brookfield Asset Management, Inc., Class A	3,516,945	143,808
Canada Goose Holdings, Inc. (a)(b)(c)	5,347,571	81,497
Shopify, Inc., Class A (a)	1,602,064	43,159
		268,464
China (2.8%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	7,227,029	84,179

Denmark (10.2%)
Chr Hansen Holding AS	1,486,075	73,203
DSV AS	2,006,557	235,063
		308,266
France (8.1%)
Hermes International	148,255	174,366
Pernod Ricard SA	390,043	71,555
		245,921
Germany (6.9%)
Adidas AG	1,041,241	119,702
HelloFresh SE (a)	1,862,807	38,992
Puma SE	1,094,735	50,643
		209,337
Hong Kong (2.6%)
AIA Group Ltd.	9,655,100	80,387

India (8.3%)
HDFC Bank Ltd.	14,517,452	251,522

Italy (8.7%)
Davide Campari-Milano NV	10,821,583	95,745
Moncler SpA	4,076,592	166,425
		262,170
Japan (5.3%)
Change, Inc. (c)	1,298,100	17,558
Keyence Corp.	428,300	141,579
		159,137
Netherlands (7.4%)
Adyen NV (a)	64,393	80,309
ASML Holding NV	343,211	142,185
		222,494
Norway (0.5%)
AutoStore Holdings Ltd. (a)	14,128,566	15,515

Singapore (1.5%)
Grab Holdings Ltd., Class A (a)	17,095,041	44,960

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Sweden (2.6%)
Evolution AB	723,921	57,224
Vitrolife AB	1,579,650	22,385
		79,609
Switzerland (7.0%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	485	48,299
Kuehne & Nagel International AG (Registered)	402,646	81,992
Straumann Holding AG (Registered)	877,706	80,275
		210,566
Taiwan (4.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,121,284	145,435

United Kingdom (5.0%)
Diageo PLC	1,728,493	72,758
Rightmove PLC	14,804,582	78,981
		151,739
United States (4.0%)
MercadoLibre, Inc. (a)	144,705	119,784
Total Common Stocks (Cost $3,735,074)		2,999,339

Investment Company (0.5%)
Grayscale Bitcoin Trust (a) (Cost $59,144)	1,337,540	15,261

Short-Term Investments (0.1%)
Securities held as Collateral on Loaned Securities (0.0%) (e)
Investment Company (0.0%) (e)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	412,225	412

	Face Amount (000)
Repurchase Agreements (0.0%) (e)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $58; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $60)	$58	58
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $18; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $18)	18	18
		76
Total Securities held as Collateral on Loaned Securities (Cost $488)		488

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

	Shares
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $1,922)	1,922,329	1,922
Total Short-Term Investments (Cost $2,410)		2,410
Total Investments (99.8%) (Cost $3,796,628) Including $5,869 of Securities Loaned (f)(g)(h)		3,017,010
Other Assets in Excess of Liabilities (0.2%)		6,456
Net Assets (100.0%)		$3,023,466

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	For the nine months ended September 30, 2022, the cost of purchase and proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $36,737,000 and $14,716,000. respectively, including net realized loss of approximately $8,274,000.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $5,869,000 and $6,515,000, respectively. The Fund received cash collateral of approximately $495,000, of which approximately $488,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $7,000. The remaining collateral of approximately $6,020,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $174,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Amount is less than 0.05%.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $2,280,842,000 and 75.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(h)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $196,336,000 and the aggregate gross unrealized depreciation is approximately $975,954,000, resulting in net unrealized depreciation of approximately $779,618,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	46.7%
Textiles, Apparel & Luxury Goods	19.7
Semiconductors & Semiconductor Equipment	9.5
Banks	8.3
Beverages	8.0
Air Freight & Logistics	7.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Australia (0.7%)
Aristocrat Leisure Ltd.	411,596	$8,679

Belgium (0.9%)
KBC Group NV	243,657	11,563

Canada (6.2%)
Barrick Gold Corp.	1,667,344	25,843
Constellation Software, Inc.	28,184	39,217
Tourmaline Oil Corp.	259,960	13,510
		78,570
China (2.3%)
Minth Group Ltd. (a)	3,582,000	7,866
Tencent Holdings Ltd. (a)	635,000	21,448
		29,314
Denmark (2.9%)
Carlsberg AS Series B	200,461	23,441
Tryg AS	604,247	12,474
		35,915
Finland (1.3%)
Kone Oyj, Class B	424,132	16,341

France (17.0%)
AXA SA	1,106,016	24,148
L'Oreal SA	41,146	13,156
Legrand SA	317,676	20,541
LVMH Moet Hennessy Louis Vuitton SE	57,561	33,937
Pernod Ricard SA	103,624	19,010
Safran SA	299,906	27,288
Sanofi	271,939	20,707
Teleperformance	55,254	14,017
Thales SA	189,704	20,904
Worldline SA (b)	525,991	20,790
		214,498
Germany (13.7%)
Adidas AG	114,465	13,159
Deutsche Boerse AG	153,660	25,189
Deutsche Post AG (Registered)	823,333	24,815
Fresenius SE & Co., KGaA	391,613	8,347
Infineon Technologies AG	670,265	14,668
Knorr-Bremse AG	323,174	13,878
MTU Aero Engines AG	148,966	22,264
QIAGEN NV (b)	317,139	13,207
SAP SE	456,147	37,174
		172,701
Hong Kong (1.8%)
AIA Group Ltd.	2,768,800	23,053

Italy (2.0%)
Moncler SpA	617,593	25,213

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Japan (6.9%)
FANUC Corp.	65,700	9,225
Hoya Corp.	197,100	18,992
Keyence Corp.	21,200	7,008
Kirin Holdings Co., Ltd.	1,862,600	28,695
Shiseido Co., Ltd.	639,900	22,427
		86,347
Korea, Republic of (1.9%)
Samsung Electronics Co., Ltd.	648,076	23,797

Netherlands (2.6%)
Heineken NV	372,850	32,561

Norway (0.4%)
Mowi ASA	385,507	4,903

Singapore (2.0%)
DBS Group Holdings Ltd.	1,084,500	25,088

Spain (0.3%)
Grifols SA (b)	491,986	4,250

Sweden (5.1%)
Atlas Copco AB, Class A	1,778,876	16,534
Epiroc AB, Class A	1,097,983	15,707
Hexagon AB, Class B	961,794	8,982
Svenska Handelsbanken AB, Class A	2,760,372	22,660
		63,883
Switzerland (6.0%)
Alcon, Inc.	106,755	6,201
Novartis AG (Registered)	196,675	14,994
Partners Group Holding AG	11,814	9,508
Roche Holding AG (Genusschein)	76,390	24,867
UBS Group AG (Registered)	1,412,777	20,497
		76,067
Taiwan (2.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	398,618	27,329

United Kingdom (22.0%)
Associated British Foods PLC	1,554,103	21,715
AstraZeneca PLC	208,730	22,946
British American Tobacco PLC	605,741	21,720
Experian PLC	381,662	11,172
Halma PLC	281,106	6,323
Hiscox Ltd.	1,238,990	12,156
Imperial Brands PLC	1,219,518	25,077
Legal & General Group PLC	4,753,885	11,347
Prudential PLC	3,073,044	30,078
Reckitt Benckiser Group PLC	599,751	39,752
RELX PLC (Euronext NV)	588,929	14,354
RELX PLC (LSE)	526,602	12,868
Shell PLC	1,437,140	35,653

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

St. James's Place PLC	1,101,958	12,549
		277,710
Total Common Stocks (Cost $1,228,787)		1,237,782

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $22,672)	22,671,678	22,672
Total Investments (100.0%) (Cost $1,251,459) (d)(e)(f)		1,260,454
Other Assets in Excess of Liabilities (0.0%) (g)		277
Net Assets (100.0%)		$1,260,731

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $24,000 relating to the Fund’s investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $1,131,883,000 and 89.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $191,063,000 and the aggregate gross unrealized depreciation is approximately $182,068,000, resulting in net unrealized appreciation of approximately $8,995,000.
(g)	Amount is less than 0.05%.
ADR	American Depositary Receipt.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	47.7%
Insurance	9.0
Beverages	8.2
Pharmaceuticals	6.6
Software	6.1
Textiles, Apparel & Luxury Goods	5.7
Machinery	5.7
Aerospace & Defense	5.6
Capital Markets	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Argentina (3.2%)
Globant SA (a)	226,737	$42,418

Brazil (3.1%)
Magazine Luiza SA (a)	24,282,999	20,167
NU Holdings Ltd., Class A (a)	4,673,445	20,563
		40,730
Canada (4.7%)
Canada Goose Holdings, Inc. (a)	1,779,423	27,118
Shopify, Inc., Class A (a)	1,257,496	33,877
		60,995
China (11.6%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,409,488	16,418
Kuaishou Technology (a)(b)	2,763,900	17,728
Meituan, Class B (a)(b)	2,867,600	60,267
Tencent Holdings Ltd. (b)	505,900	17,087
Trip.com Group Ltd. ADR (a)	1,478,976	40,391
		151,891
Denmark (6.1%)
DSV AS	683,514	80,072

France (3.9%)
Hermes International	43,947	51,687

Germany (6.5%)
Adidas AG	306,715	35,260
HelloFresh SE (a)	1,449,418	30,339
Puma SE	431,697	19,971
		85,570
India (13.8%)
HDFC Bank Ltd.	6,081,098	105,358
ICICI Bank Ltd. ADR	3,610,653	75,715
		181,073
Italy (4.3%)
Moncler SpA	1,370,300	55,942

Japan (3.6%)
Change, Inc. (c)	614,600	8,313
Keyence Corp.	118,200	39,072
		47,385
Korea, Republic of (3.4%)
KakaoBank Corp. (a)(c)	1,151,432	15,951
NAVER Corp.	212,131	28,259
		44,210
Netherlands (4.8%)
Adyen NV (a)	26,042	32,478

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

ASML Holding NV	73,491	30,446
		62,924
Norway (1.2%)
AutoStore Holdings Ltd. (a)(c)	9,142,188	10,039
Kahoot! ASA (a)(c)	3,188,596	5,938
		15,977
Singapore (2.9%)
Grab Holdings Ltd., Class A (a)	11,150,488	29,326
Sea Ltd. ADR (a)	149,092	8,356
		37,682
Sweden (3.7%)
Evolution AB	462,968	36,597
Vitrolife AB	790,860	11,207
		47,804
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co., Ltd.	2,521,000	33,417

United Kingdom (1.6%)
Deliveroo PLC (a)	16,461,482	15,475
Fevertree Drinks PLC	633,522	5,863
		21,338
United States (16.8%)
Coupang, Inc. (a)	4,800,372	80,022
Farfetch Ltd., Class A (a)	2,158,024	16,077
MercadoLibre, Inc. (a)	98,579	81,602
Spotify Technology SA (a)	501,233	43,257
		220,958
Total Common Stocks (Cost $1,651,890)		1,282,073

Investment Company (0.9%)
United States (0.9%)
Grayscale Bitcoin Trust (a) (Cost $45,837)	1,024,960	11,695

Short-Term Investments (1.4%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	3,311,000	3,311

Face Amount (000)
Repurchase Agreements (0.0%) (e)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $469; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $479)	$469	469

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $141; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $144)	141	141
		610
Total Securities held as Collateral on Loaned Securities (Cost $3,921)		3,921

	Shares
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $14,790)	14,790,361	14,790
Total Short-Term Investments (Cost $18,711)		18,711
Total Investments (100.1%) (Cost $1,716,438) Including $21,606 Of Securities Loaned (f)(g)(h)		1,312,479
Liabilities in Excess of Other Assets (—0.1%)		(1,002)
Net Assets (100.0%)		$1,311,477

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $21,606,000 and $23,438,000, respectively. The Fund received cash collateral of approximately $3,975,000, of which approximately $3,921,000, was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately 54,000. The remaining collateral of approximately $19,463,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $32,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Amount is less than 0.05%.
(f)	The approximate fair value and percentage of net assets, $763,184,000 and 58.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $212,353,000 and the aggregate gross unrealized depreciation is approximately $616,312,000, resulting in net unrealized depreciation of approximately $403,959,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	28.5%
Internet & Direct Marketing Retail	19.4
Banks	16.6
Textiles, Apparel & Luxury Goods	14.5
Information Technology Services	9.0
Air Freight & Logistics	6.1
Hotels, Restaurants & Leisure	5.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
International Resilience Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Australia (1.4%)
Aristocrat Leisure Ltd.	848	$18

Canada (4.1%)
Constellation Software, Inc.	37	52

China (2.7%)
Tencent Holdings Ltd. (a)	1,000	34

Denmark (3.0%)
Carlsberg AS Series B	327	38

Finland (1.4%)
Kone Oyj, Class B	443	17

France (17.5%)
L'Oreal SA	150	48
Legrand SA	528	34
LVMH Moet Hennessy Louis Vuitton SE	76	45
Pernod Ricard SA	205	38
Sanofi	163	12
Teleperformance	84	21
Worldline SA (b)	609	24
		222
Germany (13.4%)
Adidas AG	146	17
Deutsche Boerse AG	259	42
Infineon Technologies AG	664	15
QIAGEN NV (b)	821	34
SAP SE	757	62
		170
Hong Kong (1.4%)
AIA Group Ltd.	2,200	18

Italy (2.9%)
Moncler SpA	910	37

Japan (7.6%)
Hoya Corp.	400	39
Keyence Corp.	100	33
Shiseido Co., Ltd.	700	24
		96
Netherlands (4.0%)
Heineken NV	573	50

Sweden (5.5%)
Atlas Copco AB, Class A	2,903	27
Epiroc AB, Class A	1,519	22
Hexagon AB, Class B	2,255	21
		70
Switzerland (4.1%)
Alcon, Inc.	461	27

Morgan Stanley Institutional Fund, Inc.
International Resilience Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Roche Holding AG (Genusschein)	76	25
		52
Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	598	41

United Kingdom (16.4%)
AstraZeneca PLC	332	36
Experian PLC	1,111	33
Halma PLC	448	10
Prudential PLC	2,423	24
Reckitt Benckiser Group PLC	744	49
RELX PLC	2,299	56
		208
United States (10.3%)
Danaher Corp.	137	35
Procter & Gamble Co.	226	29
Thermo Fisher Scientific, Inc.	68	34
Visa, Inc., Class A	180	32
		130
Total Common Stocks (Cost $1,476)		1,253

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $13)	12,731	13
Total Investments (99.9%) (Cost $1,489) (d)(e)(f)		1,266
Other Assets in Excess of Liabilities (0.1%)		1
Net Assets (100.0%)		$1,267

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $1,030,000 and 81.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $0 and the aggregate gross unrealized depreciation is approximately $223,000, resulting in net unrealized depreciation of approximately $223,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.3%
Beverages	9.9
Software	9.0
Professional Services	8.7
Life Sciences Tools & Services	8.1
Textiles, Apparel & Luxury Goods	7.8
Household Products	6.2
Pharmaceuticals	5.8
Personal Products	5.7
Health Care Equipment & Supplies	5.2
Machinery	5.2
Electronic Equipment, Instruments & Components	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (7.4%)
Australia (0.9%)
Capricorn Metals Ltd. (a)	5,707	$11
Evolution Mining Ltd.	28,966	38
Gold Road Resources Ltd.	13,726	11
Newcrest Mining Ltd.	10,441	114
Northern Star Resources Ltd.	18,159	91
Perseus Mining Ltd.	21,665	21
Ramelius Resources Ltd.	13,324	6
Regis Resources Ltd.	11,756	12
Silver Lake Resources Ltd. (a)	14,509	11
St. Barbara Ltd. (a)	12,396	6
West African Resources Ltd. (a)	15,723	10
		331
Canada (4.0%)
Agnico-Eagle Mines Ltd.	4,775	202
Alamos Gold, Inc., Class A	6,185	46
Aya Gold & Silver, Inc. (a)	1,695	10
B2Gold Corp.	16,519	53
Barrick Gold Corp.	18,689	290
Centerra Gold, Inc.	4,606	20
Dundee Precious Metals, Inc.	2,877	13
Eldorado Gold Corp. (a)	2,950	18
Endeavour Silver Corp. (a)	2,891	9
Equinox Gold Corp. (a)(b)	4,849	18
First Majestic Silver Corp.	4,145	31
Fortuna Silver Mines, Inc. (a)	4,624	12
Franco-Nevada Corp.	2,033	243
GoGold Resources, Inc. (a)	4,728	5
IAMGOLD Corp. (a)	7,552	8
K92 Mining, Inc. (a)	3,562	20
Karora Resources, Inc. (a)	2,445	5
Kinross Gold Corp.	20,370	76
New Gold, Inc. (a)	10,518	9
OceanaGold Corp. (a)	11,295	18
Osisko Gold Royalties Ltd.	2,922	30
Pan American Silver Corp. (b)	3,312	53
Sandstorm Gold Ltd.	3,032	16
Silvercorp Metals, Inc.	2,762	6
SSR Mining, Inc.	3,423	50
Torex Gold Resources, Inc. (a)	1,342	10
Victoria Gold Corp. (a)	1,008	6
Wesdome Gold Mines Ltd. (a)	2,205	15
Wheaton Precious Metals Corp.	4,786	155
Yamana Gold, Inc.	14,906	67
		1,514
China (0.3%)
Zhaojin Mining Industry Co., Ltd. H Shares (a)(c)	40,690	28
Zijin Mining Group Co., Ltd. H Shares (c)	93,805	91
		119
Norway (0.0%) (d)
Aker BP ASA	632	18

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Peru (0.1%)
Cia de Minas Buenaventura SAA ADR (b)		3,884	26

South Africa (0.6%)
AngloGold Ashanti Ltd. ADR		6,611	91
DRDGOLD Ltd. ADR		1,370	8
Gold Fields Ltd. ADR		13,893	112
Harmony Gold Mining Co., Ltd. ADR		9,664	24
			235
United Kingdom (0.2%)
Centamin PLC		18,156	18
Endeavour Mining PLC		3,921	73
			91
United States (1.3%)
Coeur Mining, Inc. (a)		4,499	15
Hecla Mining Co.		8,577	34
Newmont Corp.		8,348	351
Royal Gold, Inc.		1,052	99
			499
Total Common Stocks (Cost $2,927)			2,833

	Face Amount (000)
Sovereign (2.9%)
Canada (2.9%)
Canadian Government Real Return Bond,
3.00%, 12/1/36 (Cost $1,244)	CAD	1,265	1,096
U.S. Treasury Securities (64.6%)
United States (64.6%)
U.S. Treasury Inflation-Indexed Bonds,
0.13%, 7/15/24 – 4/15/25		$2,232	2,141
0.25%, 1/15/25		743	711
0.38%, 7/15/25		735	702
0.50%, 4/15/24		740	719
0.63%, 1/15/24 – 7/15/32		21,597	19,665
2.38%, 1/15/25		699	702
Total U.S. Treasury Securities (Cost $24,996)			24,640

	Shares
Short-Term Investments (22.7%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)		44,134	44

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

	Face Amount (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc. (2.97%, dated 9/30/22, due 10/3/22; proceeds $6; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $6)	$6	6
Merrill Lynch & Co., Inc. (2.95%, dated 9/30/22, due 10/3/22; proceeds $2; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $2)	2	2
		8
Total Securities held as Collateral on Loaned Securities (Cost $52)		52

	Shares
Investment Company (22.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $8,591)	8,591,469	8,591
Total Short-Term Investments (Cost $8,643)		8,643
Total Investments (97.6%) (Cost $37,810) Including $96 of Securities Loaned (f)(g)(h)(i)		37,212
Other Assets in Excess of Liabilities (2.4%)		930
Net Assets (100.0%)		$38,142

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $96,000 and $98,000, respectively. The Fund received cash collateral of approximately $53,000, of which approximately $52.000 was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $1,000. The remaining collateral of approximately $45,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Amount is less than 0.05%.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Funds.
(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(h)	The approximate fair value and percentage of net assets, $486,000 and 1.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(i)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $672,000 and the aggregate gross unrealized depreciation is approximately $1,064,000, resulting in net unrealized depreciation of approximately $392,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
BNP Paribas SA	GBP	1	$1	12/15/22	$—	@
BNP Paribas SA	JPY	805	$6	12/15/22	—	@
Citibank NA	GBP	6	$7	12/15/22	—	@
Goldman Sachs International	EUR	2	$2	12/15/22	—	@
					$—	@

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Gold 100 OZ (United States)	7	Dec-22	$1	$1,170	$(36)

Short:
S&P 500 E Mini Index (United States)	14	Dec-22	$(1)	(2,521)	339
					$303

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2022:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.76%	Semi-Annual/Quarterly	8/10/32	$3,552	$(92)	$—	$(92)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.94	Semi-Annual/Quarterly	8/10/27	3,165	52	—	52
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.54	Semi-Annual/Quarterly	9/2/31	1,373	64	—	64
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.68	Semi-Annual/Quarterly	12/15/31	4,713	117	—	117
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/Quarterly	12/15/26	4,713	(144)	—	(144)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.66	Semi-Annual/Quarterly	2/16/32	3,500	51	—	51
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/Quarterly	2/16/27	3,505	(65)	—	(65)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.92	Semi-Annual/Quarterly	3/3/32	7,995	(87)	—	(87)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	3.28	Semi-Annual/Quarterly	3/3/27	7,995	7	—	7
						$40,511	$(97)	$—	$(97)

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Securities	66.3%
Short-Term Investments	23.1
Metals & Mining	7.6
Others**	3.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include foreign currency forward exchange contracts with total unrealized appreciation of less than $500, open long/short futures contracts with a value of approximately $3,691,000 and net unrealized appreciation of approximately $303,000. Also does not include open swap agreements with net unrealized depreciation of approximately $97,000.

Morgan Stanley Institutional Fund, Inc.
Next Gen Emerging Markets Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (91.3%)
Bangladesh (2.7%)
Brac Bank Ltd.	3,112,148	$1,181

Brazil (3.7%)
Locaweb Servicos de Internet SA (a)	967,664	1,614

Canada (2.0%)
Cameco Corp.	33,522	889

Indonesia (13.8%)
Bank Mandiri Persero Tbk PT	4,710,800	2,893
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	40,949,900	1,909
Medikaloka Hermina Tbk PT	12,129,800	1,293
		6,095
Kazakhstan (2.9%)
NAC Kazatomprom JSC GDR	50,811	1,267

Kenya (4.2%)
Safaricom PLC	8,968,815	1,844

Pakistan (2.2%)
Systems Ltd.	589,954	976

Poland (14.9%)
11 bit studios SA (a)	17,591	1,871
Grupa Kety SA	10,717	1,042
LiveChat Software SA	95,920	2,095
LPP SA	983	1,533
		6,541
South Africa (7.3%)
Anglo American PLC	43,866	1,315
Capitec Bank Holdings Ltd.	22,024	1,887
		3,202
United Kingdom (2.3%)
Mondi PLC	64,845	1,001

United States (18.0%)
EPAM Systems, Inc. (a)	5,659	2,050
Grid Dynamics Holdings, Inc. (a)	113,314	2,122
MercadoLibre, Inc. (a)	2,502	2,071
SEMrush Holdings, Inc., Class A (a)	151,369	1,697
		7,940
Vietnam (17.3%)
FPT Corp.	733,261	2,634
Mobile World Investment Corp.	922,788	2,547
Vietnam Dairy Products JSC	809,592	2,444
		7,625
Total Common Stocks (Cost $40,666)		40,175

Morgan Stanley Institutional Fund, Inc.
Next Gen Emerging Markets Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Short-Term Investment (7.5%)
Investment Company (7.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $3,282)	3,281,715	3,282
Total Investments (98.8%) (Cost $43,948) (c)(d)(e)		43,457
Other Assets in Excess of Liabilities (1.2%)		546
Net Assets (100.0%)		$44,003

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $24,551,000 and 55.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,551,000 and the aggregate gross unrealized depreciation is approximately $7,042,000, resulting in net unrealized depreciation of approximately $491,000.
GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	26.5%
Information Technology Services	21.6
Banks	13.7
Software	8.7
Short-Term Investment	7.6
Specialty Retail	5.9
Food Products	5.6
Metals & Mining	5.4
Oil, Gas & Consumable Fuels	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
Permanence Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Aerospace & Defense (9.3%)
Axon Enterprise, Inc. (a)	1,264	$146
HEICO Corp., Class A	756	87
TransDigm Group, Inc.	103	54
		287
Capital Markets (3.5%)
Intercontinental Exchange, Inc.	415	38
MSCI, Inc.	72	30
S&P Global, Inc.	128	39
		107
Chemicals (1.4%)
Ecolab, Inc.	98	14
Sherwin-Williams Co.	142	29
		43
Commercial Services & Supplies (4.4%)
Cintas Corp.	46	18
Copart, Inc. (a)	146	16
Rollins, Inc.	2,924	101
		135
Construction Materials (0.5%)
Martin Marietta Materials, Inc.	48	16

Distributors (2.5%)
Pool Corp.	243	77

Diversified Consumer Services (2.6%)
Service Corp. International	1,388	80

Entertainment (1.6%)
Netflix, Inc. (a)	93	22
Walt Disney Co. (a)	292	28
		50
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. REIT	64	14

Food Products (3.4%)
McCormick & Co., Inc.	158	11
UTZ Brands, Inc.	6,151	93
		104
Health Care Equipment & Supplies (2.5%)
IDEXX Laboratories, Inc. (a)	33	11
Intuitive Surgical, Inc. (a)	355	66
		77
Health Care Technology (3.4%)
Veeva Systems, Inc., Class A (a)	641	106

Morgan Stanley Institutional Fund, Inc.
Permanence Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited) (cont’d)

Hotels, Restaurants & Leisure (3.1%)
Domino’s Pizza, Inc.	145	$45
McDonald’s Corp.	149	35
Starbucks Corp.	191	16
		96
Household Durables (1.6%)
NVR, Inc. (a)	12	48

Insurance (4.3%)
Brown & Brown, Inc.	552	33
Progressive Corp.	843	98
		131
Internet & Direct Marketing Retail (6.9%)
Amazon.com, Inc. (a)	1,892	214

Life Sciences Tools & Services (3.0%)
Danaher Corp.	298	77
Thermo Fisher Scientific, Inc.	30	15
		92
Metals & Mining (1.1%)
Royal Gold, Inc.	376	35

Oil, Gas & Consumable Fuels (2.5%)
Texas Pacific Land Corp.	43	76

Pharmaceuticals (4.0%)
Royalty Pharma PLC, Class A (United Kingdom)	2,773	111
Zoetis, Inc.	80	12
		123
Professional Services (0.6%)
CoStar Group, Inc. (a)	250	17

Semiconductors & Semiconductor Equipment (3.8%)
ASML Holding NV	284	118

Software (19.0%)
Cadence Design Systems, Inc. (a)	97	16
Constellation Software, Inc.	112	156
Procore Technologies, Inc. (a)	687	34
Roper Technologies, Inc.	40	14
Salesforce.com, Inc. (a)	704	101
ServiceNow, Inc. (a)	376	142
Synopsys, Inc. (a)	49	15
Topicus.com, Inc. (a)	1,330	64
Tyler Technologies, Inc. (a)	123	43
		585
Specialty Retail (10.3%)
AutoZone, Inc. (a)	33	71
Floor & Decor Holdings, Inc., Class A (a)	2,094	147
Home Depot, Inc.	174	48
TJX Cos., Inc.	849	53
		319

Morgan Stanley Institutional Fund, Inc.
Permanence Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited) (cont’d)

Trading Companies & Distributors (1.0%)
Fastenal Co.	303	$14
Watsco, Inc.	66	17
		31
Total Common Stocks (Cost $3,220)		2,981

Investment Company (0.5%)
Grayscale Bitcoin Trust (a) (Cost $48)	1,260	14

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $30)	29,940	30
Total Investments Excluding Purchased Options (98.2%) (Cost $3,298)		3,025
Total Purchased Options Outstanding (0.6%) (Cost $11)		18
Total Investments (98.8%) (Cost $3,309) (c)(d)(e)		3,043
Other Assets in Excess of Liabilities (1.2%)		37
Net Assets (100.0%)		$3,080

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	Securities are available for collateral in connection with purchased options.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2022, the aggregate cost for federal income tax purposes is approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $201,000 and the aggregate gross unrealized depreciation is approximately $467,000, resulting in net unrealized depreciation of approximately $266,000.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.
Permanence Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited) (cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	876,672	877	$5	$4	$1
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	694,116	694	6	3	3
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	798,506	799	7	4	3
							$18	$11	$7

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Others*	53.5%
Software	19.3
Specialty Retail	10.6
Aerospace & Defense	9.5
Internet & Direct Marketing Retail	7.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.7%)
Banks (9.7%)
First Republic Bank	66,518	$8,684
JPMorgan Chase & Co.	43,385	4,534
SVB Financial Group (a)	18,258	6,130
		19,348
Building Products (0.5%)
Fortune Brands Home & Security, Inc.	19,545	1,049

Capital Markets (4.1%)
Ameriprise Financial, Inc.	32,574	8,207

Commercial Services & Supplies (4.1%)
Waste Management, Inc.	50,667	8,117

Distributors (2.3%)
Pool Corp.	14,478	4,607

Electric Utilities (3.2%)
NextEra Energy, Inc.	81,574	6,396

Equity Real Estate Investment Trusts (REITs) (7.8%)
SBA Communications Corp. REIT	20,197	5,749
STORE Capital Corp. REIT	314,365	9,849
		15,598
Food & Staples Retailing (3.5%)
Costco Wholesale Corp.	14,893	7,034

Health Care Equipment & Supplies (0.6%)
Edwards Lifesciences Corp. (a)	12,946	1,070

Health Care Technology (0.9%)
Veeva Systems, Inc., Class A (a)	10,339	1,705

Hotels, Restaurants & Leisure (4.9%)
McDonald's Corp.	30,568	7,053
MGM Resorts International	93,466	2,778
		9,831
Household Durables (0.4%)
Lennar Corp., Class A	10,102	753

Information Technology Services (3.2%)
Jack Henry & Associates, Inc.	16,638	3,032
Mastercard, Inc., Class A	11,615	3,303
		6,335
Insurance (6.6%)
Brown & Brown, Inc.	99,389	6,011
Progressive Corp.	61,874	7,190
		13,201
Interactive Media & Services (6.1%)
Alphabet, Inc., Class A (a)	127,186	12,165

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Life Sciences Tools & Services (7.1%)
Danaher Corp.	37,583	9,707
West Pharmaceutical Services, Inc.	17,695	4,355
		14,062
Oil, Gas & Consumable Fuels (6.2%)
Chevron Corp.	74,027	10,636
Valero Energy Corp.	16,652	1,779
		12,415
Personal Products (1.6%)
Estee Lauder Cos., Inc. Class A	14,837	3,203

Software (8.3%)
Microsoft Corp.	71,287	16,603

Specialty Retail (4.7%)
Home Depot, Inc.	26,173	7,222
RH (a)	9,009	2,217
		9,439
Tech Hardware, Storage & Peripherals (9.1%)
Apple, Inc.	130,575	18,046

Textiles, Apparel & Luxury Goods (1.5%)
Lululemon Athletica, Inc. (a)	10,654	2,979

Trading Companies & Distributors (3.3%)
United Rentals, Inc. (a)	24,452	6,605
Total Common Stocks (Cost $219,562)		198,768

Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $491)	490,937	491
Total Investments (99.9%) (Cost $220,053) (c)(d)		199,259
Other Assets in Excess of Liabilities (0.1%)		166
Net Assets (100.0%)		$199,425

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,264,000 and the aggregate gross unrealized depreciation is approximately $25,058,000, resulting in net unrealized depreciation of approximately $20,794,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	39.1%
Banks	9.7
Tech Hardware, Storage & Peripherals	9.1
Software	8.3
Equity Real Estate Investment Trusts (REITs)	7.8
Life Sciences Tools & Services	7.1
Insurance	6.6
Oil, Gas & Consumable Fuels	6.2
Interactive Media & Services	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Focus Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Apartments (10.1%)
AvalonBay Communities, Inc. REIT	1,093	$201
Equity Residential REIT	3,016	203
		404
Data Centers (4.9%)
Digital Realty Trust, Inc. REIT	1,993	198

Free Standing (6.9%)
Agree Realty Corp. REIT	3,002	203
NETSTREIT Corp. REIT (a)	4,174	74
		277
Health Care (6.8%)
Welltower, Inc. REIT	4,274	275

Industrial (12.8%)
Americold Realty Trust REIT	5,181	128
Duke Realty Corp. REIT	2,083	100
Prologis, Inc. REIT	2,809	285
		513
Infrastructure (18.1%)
American Tower Corp. REIT	2,485	534
SBA Communications Corp. REIT	680	194
		728
Lodging/Resorts (2.1%)
Boyd Gaming Corp.	1,760	84

Manufactured Homes (2.4%)
Sun Communities, Inc. REIT	720	97

Office (1.9%)
SL Green Realty Corp. REIT (a)	1,863	75

Self Storage (11.4%)
Extra Space Storage, Inc. REIT	953	164
Public Storage REIT	997	292
		456
Shopping Centers (9.1%)
Brixmor Property Group, Inc. REIT	7,538	139
Kite Realty Group Trust REIT	7,180	123
RPT Realty REIT	13,314	101
		363
Single Family Homes (7.5%)
American Homes 4 Rent, Class A REIT	3,785	124
Invitation Homes, Inc. REIT	5,283	179
		303
Specialty (4.1%)
Iron Mountain, Inc. REIT	3,719	163
Total Common Stocks (Cost $4,745)		3,936

Morgan Stanley Institutional Fund, Inc.

U.S. Focus Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Short-Term Investment (5.3%)
Securities held as Collateral on Loaned Securities (3.7%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b)	123,766	124

	Face Amount (000)
Repurchase Agreements (0.6%)
HSBC Securities USA, Inc. (2.97%, dated 9/30/22, due 10/3/22; proceeds $18; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $18)	$18	18
Merrill Lynch & Co., Inc. (2.95%, dated 9/30/22, due 10/3/22; proceeds $5; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $5)	5	5
		23
Total Securities held as Collateral on Loaned Securities (Cost $147)		147

	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (b) (Cost $63)	63,158	63
Total Short-Term Investment (Cost $210)		210
Total Investments (103.4%) (Cost $4,955) Including $149 of Securities Loaned (c)(d)		4,146
Liabilities in Excess of Other Assets (-3.4%)		(135)
Net Assets (100.0%)		$4,011

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $149,000 and $149,000, respectively. The Fund received cash collateral of approximately $149,000, of which approximately $147,000 was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $2,000. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,000 and the aggregate gross unrealized depreciation is approximately $814,000, resulting in net unrealized depreciation of approximately $809,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Infrastructure	18.2%
Industrial	12.8
Others**	12.0
Self Storage	11.4
Apartments	10.1
Shopping Centers	9.1
Single Family Homes	7.6
Free Standing	6.9
Health Care	6.9
Data Centers	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Apartments (14.4%)
AvalonBay Communities, Inc. REIT	8,577	$1,580
Equity Residential REIT	23,558	1,583
Mid-America Apartment Communities, Inc. REIT	8,512	1,320
		4,483
Data Centers (6.8%)
Digital Realty Trust, Inc. REIT	21,358	2,118

Free Standing (8.6%)
Agree Realty Corp. REIT	10,946	740
NETSTREIT Corp. REIT (a)	22,040	392
Realty Income Corp. REIT	26,319	1,532
		2,664
Health Care (9.4%)
Healthpeak Properties, Inc. REIT	26,557	609
Ventas, Inc. REIT	20,808	836
Welltower, Inc. REIT	23,251	1,495
		2,940
Industrial (15.2%)
Americold Realty Trust, Inc. REIT	20,532	505
Duke Realty Corp. REIT	15,231	734
Exeter Industrial Value Fund, LP (b)(c)(d)	7,905,000	324
ProLogis, Inc. REIT	29,128	2,960
Rexford Industrial Realty, Inc. REIT	4,136	215
		4,738
Lodging/Resorts (2.6%)
Boyd Gaming Corp.	6,834	326
Host Hotels & Resorts, Inc. REIT	30,469	484
		810
Manufactured Homes (2.8%)
Sun Communities, Inc. REIT	6,471	876

Office (2.4%)
Kilroy Realty Corp. REIT	7,467	314
SL Green Realty Corp. REIT (a)	10,868	437
		751
Regional Malls (2.8%)
Simon Property Group, Inc. REIT	9,697	870

Self Storage (12.8%)
Extra Space Storage, Inc. REIT	5,641	974
Life Storage, Inc. REIT	6,560	727
Public Storage REIT	7,828	2,292
		3,993
Shopping Centers (6.7%)
Brixmor Property Group, Inc. REIT	38,562	712
Kite Realty Group Trust REIT	40,174	692

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

RPT Realty REIT	41,421	313
SITE Centers Corp. REIT	34,086	365
		2,082
Single Family Homes (5.9%)
American Homes 4 Rent, Class A REIT	24,526	804
Invitation Homes, Inc. REIT	30,699	1,037
		1,841
Specialty (7.0%)
American Tower Corp. REIT	2,410	517
Iron Mountain, Inc. REIT	19,325	850
Outfront Media, Inc. REIT	9,840	150
VICI Properties, Inc. REIT	22,450	670
		2,187
Total Common Stocks (Cost $35,734)		30,353

Short-Term Investments (4.9%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	687,862	688

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc. (2.97%, dated 9/30/22, due 10/3/22; proceeds $98; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $100)	$98	98
Merrill Lynch & Co., Inc. (2.95%, dated 9/30/22, due 10/3/22; proceeds $29; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $30)	29	29
		127
Total Securities held as Collateral on Loaned Securities (Cost $815)		815

	Shares
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $721)	720,855	721
Total Short-Term Investments (Cost $1,536)		1,536
Total Investments (102.3%) (Cost $37,270) Including $829 of Securities Loaned (f)(g)		31,889
Liabilities in Excess of Other Assets (-2.3%)		(726)
Net Assets (100.0%)		$31,163

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $829,000 and $826,000, respectively. The Fund received cash collateral of approximately $826,000, of which approximately $815,000, was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately 11,000. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	At September 30, 2022, the Fund held a fair valued security at approximately $324,000, representing 1.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(d)	Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At September 30, 2022, this security had an aggregate market value of approximately $324,000, representing 1.0 % of net assets.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $613,000 and the aggregate gross unrealized depreciation is approximately $5,994,000, resulting in net unrealized depreciation of approximately $5,381,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Industrial	15.2%
Apartments	14.4
Others**	13.1
Self Storage	12.8
Health Care	9.5
Free Standing	8.6
Specialty	7.0
Data Centers	6.8
Shopping Centers	6.7
Single Family Homes	5.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (100.5%)
Biotechnology (28.7%)
4D Molecular Therapeutics, Inc. (a)	1,237	$10
Abcam PLC ADR (United Kingdom) (a)(b)	1,859	28
Alnylam Pharmaceuticals, Inc. (a)	355	71
Argenx SE ADR (Belgium) (a)	238	84
Beam Therapeutics, Inc. (a)	995	47
C4 Therapeutics, Inc. (a)	1,580	14
Century Therapeutics, Inc. (a)	1,415	14
Exact Sciences Corp. (a)	1,174	38
Fate Therapeutics, Inc. (a)	1,528	34
Graphite Bio, Inc. (a)	2,854	9
Intellia Therapeutics, Inc. (a)	1,153	64
Moderna, Inc. (a)	298	35
Relay Therapeutics, Inc. (a)	1,196	27
Vertex Pharmaceuticals, Inc. (a)	268	78
		553
Health Care Equipment & Supplies (14.0%)
Abbott Laboratories	310	30
Align Technology, Inc. (a)	204	42
DexCom, Inc. (a)	697	56
IDEXX Laboratories, Inc. (a)	91	30
Intuitive Surgical, Inc. (a)	297	56
iRhythm Technologies, Inc. (a)	111	14
Quotient Ltd. (a)	53,089	8
ViewRay, Inc. (a)	9,399	34
		270
Health Care Providers & Services (12.3%)
Agilon health, Inc. (a)	2,736	64
Guardant Health, Inc. (a)	1,261	68
UnitedHealth Group, Inc.	208	105
		237
Health Care Technology (8.7%)
Doximity, Inc., Class A (a)(b)	1,315	40
Inspire Medical Systems, Inc. (a)	315	56
Schrodinger, Inc. (a)	1,223	31
Veeva Systems, Inc., Class A (a)	252	41
		168
Internet & Direct Marketing Retail (1.6%)
Chewy, Inc., Class A (a)(b)	982	30

Life Sciences Tools & Services (22.6%)
10X Genomics, Inc., Class A (a)	2,312	66
AbCellera Biologics, Inc. (Canada) (a)	1,793	18
Evotec SE ADR (Germany) (a)	3,384	30
Illumina, Inc. (a)	190	36
MaxCyte, Inc. (a)	7,901	51
NanoString Technologies, Inc. (a)	2,408	31
Seer, Inc. (a)	1,097	9
SomaLogic, Inc. (a)	6,954	20
Stevanato Group SpA (Italy)	2,617	44
Thermo Fisher Scientific, Inc.	191	97
West Pharmaceutical Services, Inc.	140	34
		436

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Pharmaceuticals (12.6%)
ATAI Life Sciences NV (a)(b)	8,657	29
Eli Lilly & Co.	286	92
GH Research PLC (a)(b)	932	11
Royalty Pharma PLC, Class A	1,535	62
Zoetis, Inc.	331	49
		243
Total Common Stocks (Cost $3,026)		1,937

Short-Term Investments (7.1%)
Securities held as Collateral on Loaned Securities (4.9%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	80,213	80

	Face Amount (000)
Repurchase Agreements (0.8%)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $11; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $12)	$11	11
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $4; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $4)	4	4
		15
Total Securities held as Collateral on Loaned Securities (Cost $95)		95

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $43)	43,033	43
Total Short-Term Investments (Cost $138)		138
Total Investments (107.6%) (Cost $3,164) (d)(e)		2,075
Liabilities in Excess of Other Assets (-7.6%)		(147)
Net Assets (100.0%)		$1,928

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $132,000 and $138,000, respectively. The Fund received cash collateral of approximately $96,000, of which approximately $95,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $1,000. The remaining collateral of approximately $42,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $39,000 and the aggregate gross unrealized depreciation is approximately $1,128,000, resulting in net unrealized depreciation of approximately $1,089,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	27.9%
Life Sciences Tools & Services	22.0
Health Care Equipment & Supplies	13.6
Pharmaceuticals	12.3
Health Care Providers & Services	12.0
Health Care Technology	8.5
Others**	3.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments ▪ September 30, 2022 (unaudited)

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions.  In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on the investments having exposure to Russia, Ukraine, and other combatants, including Belarus.  Russia in turn has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (9) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820 , "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$2,221	$—		$2,221
Airlines	1,269	—	—		1,269
Banks	4,295	2,168	—		6,463
Beverages	—	4,611	—		4,611
Biotechnology	2,226	—	—		2,226
Chemicals	776	5,311	—		6,087
Electrical Equipment	—	352	—		352
Electronic Equipment, Instruments & Components	—	1,851	—		1,851
Energy Equipment & Services	2,184	980	—		3,164
Entertainment	4,182	1,778	—		5,960
Food Products	—	3,443	—		3,443
Health Care Equipment & Supplies	2,055	4,245	—		6,300
Health Care Providers & Services	—	1,003	—		1,003
Hotels, Restaurants & Leisure	2,891	—	—		2,891
Household Durables	1,423	5,556	—		6,979
Household Products	—	367	—		367
Information Technology Services	—	2,118	—		2,118
Insurance	—	763	—		763
Interactive Media & Services	1,703	2,658	—		4,361
Internet & Direct Marketing Retail	10,172	62	—		10,234
Leisure Products	—	587	—		587
Machinery	—	2,934	—		2,934
Metals & Mining	11,865	9,154	—		21,019
Oil, Gas & Consumable Fuels	1,892	6,893	—		8,785
Personal Products	2,477	5,608	—		8,085
Pharmaceuticals	—	14,514	—		14,514
Professional Services	—	3,246	—		3,246
Real Estate Management & Development	—	—	—	@	—	@
Road & Rail	2,938	—	—		2,938
Semiconductors & Semiconductor Equipment	1,521	6,211	—		7,732
Software	—	762	—		762
Tech Hardware, Storage & Peripherals	—	3,667	—		3,667
Textiles, Apparel & Luxury Goods	—	2,185	—		2,185
Total Common Stocks	53,869	95,248	—	@	149,117
Preferred Stock
Biotechnology	—	—	1,174		1,174
Investment Company	621	—	—		621
Short-Term Investments
Investment Company	1,852	—	—		1,852
Repurchase Agreements	—	141	—		141
Total Short-Term Investments	1,852	141	—		1,993
Foreign Currency Forward Exchange Contracts	—	166	—		166
Futures Contracts	839	—	—		839
Total Assets	$57,181	$95,555	$1,174		$153,910

@	Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$—	@	$1,250
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—	@	(76)
Realized gains (losses)	—		—
Ending Balance	$—	@	$1,174

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$—	@	$(76)

@	Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022:

Active International Allocation	Fair Value at September 30, 2022 (000)		Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase In Input**
Common Stock	$—	@	Market Transaction Method	Transaction Valuation	$0.003	Increase

Preferred Stock	$1,174		Market Transaction Method	Precedent Transaction	$38.24	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
@	Amount is less than $500.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$3,960	$—	$—	$3,960
Capital Markets	2,417	—	—	2,417
Entertainment	16,482	—	—	16,482
Health Care Equipment & Supplies	2,500	—	—	2,500
Health Care Technology	6,906	—	—	6,906
Hotels, Restaurants & Leisure	4,243	—	—	4,243
Information Technology Services	57,246	8,436	—	65,682
Interactive Media & Services	21,444	—	—	21,444
Internet & Direct Marketing Retail	36,760	—	—	36,760
Life Sciences Tools & Services	4,143	—	—	4,143
Pharmaceuticals	17,571	—	—	17,571
Road & Rail	19,118	—	—	19,118
Semiconductors & Semiconductor Equipment	13,608	—	—	13,608
Software	37,874	—	—	37,874
Specialty Retail	4,019	—	—	4,019
Total Common Stocks	248,291	8,436	—	256,727
Investment Company	1,839	—	—	1,839
Call Options Purchased	—	2,322	—	2,322
Short-Term Investment
Investment Company	5,041	—	—	5,041
Total Assets	$255,171	$10,758	$—	$265,929

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
American Resilience
Assets:
Common Stocks
Beverages	$15	$—	$—	$15
Capital Markets	46	—	—	46
Electronic Equipment, Instruments & Components	27	—	—	27
Health Care Equipment & Supplies	117	—	—	117
Household Products	25	—	—	25
Information Technology Services	168	—	—	168
Interactive Media & Services	23	—	—	23
Life Sciences Tools & Services	109	—	—	109
Machinery	42	—	—	42
Personal Products	25	—	—	25
Pharmaceuticals	17	—	—	17
Professional Services	16	—	—	16
Semiconductors & Semiconductor Equipment	25	—	—	25
Software	128	—	—	128
Textiles, Apparel & Luxury Goods	17	—	—	17
Tobacco	34	—	—	34
Total Common Stocks	834	—	—	834
Short-Term Investment
Investment Company	16	—	—	16
Total Assets	$850	$—	$—	$850

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$18,767	$35,584	$—	$54,351
Beverages	—	20,230	—	20,230
Chemicals	—	2,629	—	2,629
Commercial Services & Supplies	—	1,482	—	1,482
Construction Materials	—	4,437	—	4,437
Consumer Finance	4,099	—	—	4,099
Diversified Consumer Services	—	607	—	607
Entertainment	4,427	—	—	4,427
Food Products	—	13,438	—	13,438
Hotels, Restaurants & Leisure	12,404	8,855	—	21,259
Household Durables	—	3,292	—	3,292
Insurance	—	6,450	—	6,450
Interactive Media & Services	—	19,595	—	19,595
Internet & Direct Marketing Retail	13,817	16,223	—	30,040
Real Estate Management & Development	13,115	1,905	—	15,020
Road & Rail	5,555	—	—	5,555
Semiconductors & Semiconductor Equipment	—	8,960	—	8,960
Software	277	1,539	—	1,816
Textiles, Apparel & Luxury Goods	—	3,804	—	3,804
Total Common Stocks	72,461	149,030	—	221,491
Investment Company	1,433	—	—	1,433
Short-Term Investments
Investment Company	1,107	—	—	1,107
Repurchase Agreements	—	125	—	125
Total Short-Term Investments	1,107	125	—	1,232
Total Assets	$75,001	$149,155	$—	$224,156

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
China Equity
Assets:
Common Stocks
Automobiles	$—	$25	$—	$25
Banks	—	305	—	305
Beverages	—	893	—	893
Electrical Equipment	—	170	—	170
Entertainment	—	86	—	86
Food Products	—	435	—	435
Health Care Equipment & Supplies	—	164	—	164
Household Durables	—	197	—	197
Interactive Media & Services	—	1,054	—	1,054
Internet & Direct Marketing Retail	346	928	—	1,274
Life Sciences Tools & Services	—	275	—	275
Machinery	—	153	—	153
Personal Products	—	249	—	249
Real Estate Management & Development	201	—	—	201
Semiconductors & Semiconductor Equipment	—	134	—	134
Specialty Retail	204	107	—	311
Textiles, Apparel & Luxury Goods	—	512	—	512
Total Common Stocks	751	5,687	—	6,438
Warrant	—	79	—	79
Short-Term Investment
Investment Company	1,109	—	—	1,109
Total Assets	$1,860	$5,766	$—	$7,626

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Counterpoint Global
Assets:
Common Stocks
Aerospace & Defense	$61		$30	$—	$91
Air Freight & Logistics	—		149	—	149
Airlines	3		—	—	3
Auto Components	12		—	—	12
Automobiles	15		—	—	15
Banks	320		17	—	337
Beverages	5		118	—	123
Biotechnology	77		16	—	93
Capital Markets	111		—	—	111
Chemicals	32		40	—	72
Commercial Services & Supplies	23		46	—	69
Communications Equipment	23		—	—	23
Construction Materials	1		5	—	6
Consumer Finance	14		—	—	14
Containers & Packaging	2		—	—	2
Distributors	13		—	—	13
Diversified Consumer Services	35		1	—	36
Diversified Financial Services	6		12	—	18
Diversified Holding Companies	36		—	—	36
Diversified Telecommunication Services	34		—	—	34
Electrical Equipment	7		—	—	7
Electronic Equipment, Instruments & Components	—		99	—	99
Entertainment	347		54	—	401
Equity Real Estate Investment Trusts (REITs)	1		—	—	1
Food & Staples Retailing	—		20	—	20
Food Products	17		40	—	57
Health Care Equipment & Supplies	30		69	—	99
Health Care Providers & Services	285		—	—	285
Health Care Technology	179		—	—	179
Hotels, Restaurants & Leisure	53		57	—	110
Household Durables	111		102	—	213
Information Technology Services	1,069		156	—	1,225
Insurance	51		33	—	84
Interactive Media & Services	127		65	—	192
Internet & Direct Marketing Retail	906		60	—	966
Leisure Products	29		—	—	29
Life Sciences Tools & Services	85		—	—	85
Machinery	—		8	—	8
Marine	—		35	—	35
Metals & Mining	26		—	—	26
Multi-Line Retail	3		—	—	3
Multi-Utilities	49		—	—	49
Oil, Gas & Consumable Fuels	28		—	—	28
Personal Products	—		14	—	14
Pharmaceuticals	287		5	—	292
Professional Services	4		—	—	4
Real Estate Management & Development	58		1	—	59
Road & Rail	328		—	—	328
Semiconductors & Semiconductor Equipment	138		113	—	251
Software	1,183		1	—	1,184
Specialty Retail	173		—	—	173
Textiles, Apparel & Luxury Goods	50		355	—	405
Trading Companies & Distributors	7		—	—	7
Transportation Infrastructure	1		—	—	1
Total Common Stocks	6,455		1,721	—	8,176
Preferred Stock
Software	—		—	35	35
Investment Companies	63		8	—	71
Warrants	—	@	—	—	—	@
Call Options Purchased	—		46	—	46
Short-Term Investment
Investment Company	99		—	—	99
Total Assets	$6,617		$1,775	$35	$8,427

@	Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Counterpoint Global	Preferred Stock (000)
Beginning Balance	$45
Purchases	-
Sales	-
PIPE transactions	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(10)
Realized gains (losses)	-
Ending Balance	$35

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(10)

Limited Access

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Counterpoint Global	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase In Input**
Preferred Stock	$35	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value /Revenue	22.8x	Increase
			Discount for Lack of Marketability	14.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Developing Opportunity
Assets:
Common Stocks
Banks	$9,459	$12,214	$—	$21,673
Beverages	—	4,378	—	4,378
Capital Markets	1,553	—	—	1,553
Chemicals	—	1,833	—	1,833
Construction Materials	—	1,721	—	1,721
Consumer Finance	1,038	—	—	1,038
Diversified Consumer Services	—	213	—	213
Entertainment	1,528	—	—	1,528
Food Products	—	2,723	—	2,723
Hotels, Restaurants & Leisure	3,336	2,320	—	5,656
Household Durables	—	600	—	600
Information Technology Services	4,175	—	—	4,175
Interactive Media & Services	—	5,855	—	5,855
Internet & Direct Marketing Retail	9,899	5,121	—	15,020
Multi-Line Retail	2,036	—	—	2,036
Real Estate Management & Development	3,425	747	—	4,172
Road & Rail	2,130	—	—	2,130
Semiconductors & Semiconductor Equipment	—	3,497	—	3,497
Textiles, Apparel & Luxury Goods	—	954	—	954
Transportation Infrastructure	1,240	—	—	1,240
Total Common Stocks	39,819	42,176	—	81,995
Investment Company	694	—	—	694
Short-Term Investment
Investment Company	572	—	—	572
Total Assets	$41,085	$42,176	$—	$83,261

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Airlines	$8,060	$—	$—	$8,060
Automobiles	—	21,956	—	21,956
Banks	32,377	70,923	—	103,300
Beverages	—	12,314	—	12,314
Chemicals	—	6,084	—	6,084
Commercial Banks	—	2,235	—	2,235
Construction Materials	—	2,244	—	2,244
Consumer Finance	—	5,867	—	5,867
Electrical Equipment	—	4,994	—	4,994
Electronic Equipment, Instruments & Components	—	12,366	—	12,366
Food & Staples Retailing	11,680	1,960	—	13,640
Food Products	—	6,040	—	6,040
Health Care Providers & Services	—	4,000	—	4,000
Hotels, Restaurants & Leisure	2,465	—	—	2,465
Information Technology Services	6,737	6,130	—	12,867
Insurance	—	8,015	—	8,015
Interactive Media & Services	—	13,551	—	13,551
Internet & Direct Marketing Retail	5,629	13,024	—	18,653
Machinery	—	5,822	—	5,822
Metals & Mining	2,120	30,270	—	32,390
Multi-Line Retail	8,138	3,596	—	11,734
Oil, Gas & Consumable Fuels	5,056	19,050	—	24,106
Paper & Forest Products	—	7,789	—	7,789
Personal Products	—	2,356	—	2,356
Pharmaceuticals	—	3,968	—	3,968
Real Estate Management & Development	—	1,277	—	1,277
Semiconductors & Semiconductor Equipment	16,430	35,446	—	51,876
Specialty Retail	2,446	—	—	2,446
Tech Hardware, Storage & Peripherals	—	18,866	—	18,866
Textiles, Apparel & Luxury Goods	1,841	12,157	—	13,998
Thrifts & Mortgage Finance	—	4,904	—	4,904
Total Common Stocks	102,979	337,204	—	440,183
Short-Term Investment
Investment Company	10,951	—	—	10,951
Total Assets	$113,930	$337,204	$—	$451,134

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Automobiles	$—	$4,705	$—	$4,705
Banks	1,329	29,628	—	30,957
Beverages	—	9,719	—	9,719
Capital Markets	—	7,684	—	7,684
Chemicals	—	14,176	—	14,176
Consumer Finance	—	29,267	—	29,267
Diversified Financial Services	—	10,184	—	10,184
Electrical Equipment	—	19,947	—	19,947
Food & Staples Retailing	—	4,253	—	4,253
Household Durables	—	9,150	—	9,150
Information Technology Services	32,678	—	—	32,678
Internet & Direct Marketing Retail	21,687	10,043	—	31,730
Personal Products	—	12,100	—	12,100
Semiconductors & Semiconductor Equipment	—	12,876	—	12,876
Software	—	6,423	—	6,423
Specialty Retail	—	621	—	621
Textiles, Apparel & Luxury Goods	—	30,708	—	30,708
Total Common Stocks	55,694	211,484	—	267,178
Short-Term Investment
Investment Company	14,742	—	—	14,742
Total Assets	$70,436	$211,484	$—	$281,920

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Automobiles	$5,131	$—	$—	$5,131
Banks	11,379	—	—	11,379
Capital Markets	3,490	—	—	3,490
Commercial Services & Supplies	4,116	—	—	4,116
Distributors	4,330	—	—	4,330
Electric Utilities	3,407	—	—	3,407
Entertainment	3,784	—	—	3,784
Equity Real Estate Investment Trusts (REITs)	6,904	—	—	6,904
Food & Staples Retailing	4,143	—	—	4,143
Information Technology Services	2,318	—	—	2,318
Interactive Media & Services	2,802	—	—	2,802
Life Sciences Tools & Services	5,679	—	—	5,679
Personal Products	598	—	—	598
Semiconductors & Semiconductor Equipment	4,799	—	—	4,799
Software	6,473	—	—	6,473
Textiles, Apparel & Luxury Goods	6,563	—	—	6,563
Trading Companies & Distributors	3,864	—	—	3,864
Total Common Stocks	79,780	—	—	79,780
Short-Term Investment
Investment Company	570	—	—	570
Total Assets	$80,350	$—	$—	$80,350

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Airlines	$100	$—	$—	$100
Automobiles	723	—	—	723
Banks	2,205	—	—	2,205
Beverages	754	—	—	754
Building Products	187	—	—	187
Capital Markets	612	—	—	612
Construction Materials	498	—	—	498
Distributors	246	—	—	246
Diversified Telecommunication Services	332	—	—	332
Electric Utilities	549	—	—	549
Entertainment	422	—	—	422
Equity Real Estate Investment Trusts (REITs)	861	—	—	861
Health Care Technology	100	—	—	100
Hotels, Restaurants & Leisure	878	—	—	878
Information Technology Services	484	—	—	484
Insurance	332	—	—	332
Interactive Media & Services	536	—	—	536
Internet & Direct Marketing Retail	127	—	—	127
Life Sciences Tools & Services	801	—	—	801
Multi-Line Retail	171	—	—	171
Oil, Gas & Consumable Fuels	1,139	—	—	1,139
Personal Products	427	—	—	427
Professional Services	245	—	—	245
Semiconductors & Semiconductor Equipment	582	—	—	582
Software	1,171	—	—	1,171
Specialty Retail	181	—	—	181
Tech Hardware, Storage & Peripherals	1,465	—	—	1,465
Textiles, Apparel & Luxury Goods	480	775	—	1,255
Trading Companies & Distributors	306	—	—	306
Total Common Stocks	16,914	775	—	17,689
Short-Term Investment
Investment Company	329	—	—	329
Total Assets	$17,243	$775	$—	$18,018

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$—	$1,335	$—	$1,335
Biotechnology	178	—	—	178
Entertainment	474	—	—	474
Hotels, Restaurants & Leisure	374	901	—	1,275
Household Durables	4,014	2,349	—	6,363
Information Technology Services	3,785	—	—	3,785
Interactive Media & Services	1,017	—	—	1,017
Internet & Direct Marketing Retail	2,636	—	—	2,636
Pharmaceuticals	1,569	—	—	1,569
Real Estate Management & Development	892	—	—	892
Software	7,444	—	—	7,444
Specialty Retail	3,700	—	—	3,700
Total Common Stocks	26,083	4,585	—	30,668
Short-Term Investment
Investment Company	82	—	—	82
Total Assets	$26,165	$4,585	$—	$30,750

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Focus Real Estate
Assets:
Common Stocks
Diversified	$209	$466	$—	$675
Health Care	198	68	—	266
Industrial	296	131	—	427
Lodging/Resorts	74	—	—	74
Office	35	277	—	312
Residential	478	67	—	545
Retail	495	44	—	539
Self Storage	276	30	—	306
Specialty	467	—	—	467
Total Common Stocks	2,528	1,083	—	3,611
Short-Term Investments
Investment Company	222	—	—	222
Repurchase Agreements	—	38	—	38
Total Short-Term Investments	222	38	—	260
Total Assets	$2,750	$1,121	$—	$3,871

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$52,337	$145,376	$—	$197,713
Capital Markets	137,942	—	—	137,942
Health Care Equipment & Supplies	326,068	—	—	326,068
Household Products	77,723	173,598	—	251,321
Information Technology Services	490,523	—	—	490,523
Life Sciences Tools & Services	298,410	—	—	298,410
Machinery	41,684	—	—	41,684
Personal Products	37,832	54,200	—	92,032
Pharmaceuticals	31,450	—	—	31,450
Professional Services	48,245	107,672	—	155,917
Software	322,313	126,792	—	449,105
Textiles, Apparel & Luxury Goods	33,467	74,518	—	107,985
Tobacco	195,484	—	—	195,484
Total Common Stocks	2,093,478	682,156	—	2,775,634
Short-Term Investment
Investment Company	52,157	—	—	52,157
Total Assets	$2,145,635	$682,156	$—	$2,827,791

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$5,933	$4,655		$—	$10,588
Commercial Services & Supplies	15,046	—		—	15,046
Communications	40,413	14,740		—	55,153
Diversified	4,082	12,738		—	16,820
Electricity Transmission & Distribution	20,762	17,268		—	38,030
Oil & Gas Storage & Transportation	71,036	24,755		—	95,791
Railroads	1,161	—		—	1,161
Renewables	—	1,164		—	1,164
Toll Roads	—	8,685		—	8,685
Utilities	6,534	—		—	6,534
Water	3,678	5,278		—	8,956
Total Common Stocks	168,645	89,283		—	257,928
Right	—	—	†	—	—	†
Short-Term Investments
Investment Company	3,317	—		—	3,317
Repurchase Agreements	—	360		—	360
Total Short-Term Investments	3,317	360		—	3,677
Total Assets	$171,962	$89,643	†	$—	$261,605	†

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Banks	$1,113	$—	$—	$1,113
Biotechnology	2,078	—	—	2,078
Capital Markets	806	—	—	806
Chemicals	475	—	—	475
Diversified Financial Services	—	1,106	—	1,106
Diversified Holding Companies	901	—	—	901
Electrical Equipment	314	—	—	314
Entertainment	6,498	—	—	6,498
Health Care Providers & Services	5,170	—	—	5,170
Health Care Technology	3,194	—	—	3,194
Information Technology Services	18,689	4,830	—	23,519
Internet & Direct Marketing Retail	16,365	203	—	16,568
Life Sciences Tools & Services	1,108	—	—	1,108
Pharmaceuticals	6,566	—	—	6,566
Road & Rail	4,621	—	—	4,621
Semiconductors & Semiconductor Equipment	4,394	—	—	4,394
Software	15,128	—	—	15,128
Specialty Retail	649	—	—	649
Total Common Stocks	88,069	6,139	—	94,208
Preferred Stock
Software	—	—	31	31
Investment Company	612	—	—	612
Call Options Purchased	—	925	—	925
Short-Term Investment
Investment Company	2,135	—	—	2,135
Total Assets	$90,816	$7,064	$31	$97,911

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Insight	Preferred Stock (000)
Beginning Balance	$30
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	1
Realized gains (losses)	-
Ending Balance	$31

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Insight	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase In Input**
Preferred Stock	$31	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.4x	Increase
			Discount for Lack of Marketability	12.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	9.3x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$147,139	$—		$147,139
Banks	121,123	212,130	—		333,253
Electronic Equipment, Instruments & Components	—	46,278	—	†	46,278	†
Entertainment	212,353	—	—		212,353
Hotels, Restaurants & Leisure	52,189	—	—		52,189
Information Technology Services	354,424	15,368	—		369,792
Interactive Media & Services	105,604	27,841	—		133,445
Internet & Direct Marketing Retail	475,758	93,067	—		568,825
Real Estate Management & Development	10,452	—	—		10,452
Road & Rail	293,108	—	—		293,108
Software	375,278	—	—		375,278
Textiles, Apparel & Luxury Goods	—	199,794	—		199,794
Total Common Stocks	2,000,289	741,617	—	†	2,741,906	†
Investment Company	19,294	—	—		19,294
Short-Term Investment
Investment Company	31,795	—	—		31,795
Total Assets	$2,051,378	$741,617	$—	†	$2,792,995	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$-		$-	†
Purchases	-		-
Sales	-		-
Amortization of discount	-		-
Transfers in	-	†	-
Transfers out	-		(-	)†
Corporate actions	-		-
Change in unrealized appreciation (depreciation)	-		-
Realized gains (losses)	-		-
Ending Balance	$-	†	$-

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$-		$-

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$184	$—	$—	$184
Automobiles	39	—	—	39
Banks	205	—	—	205
Beverages	—	62	—	62
Capital Markets	138	—	—	138
Chemicals	20	36	—	56
Commercial Services & Supplies	44	176	—	220
Distributors	36	—	—	36
Diversified Consumer Services	39	—	—	39
Entertainment	—	81	—	81
Food Products	50	—	—	50
Health Care Equipment & Supplies	35	135	—	170
Health Care Technology	100	—	—	100
Household Durables	—	81	—	81
Insurance	173	—	—	173
Internet & Direct Marketing Retail	201	—	—	201
Life Sciences Tools & Services	41	—	—	41
Metals & Mining	90	—	—	90
Oil, Gas & Consumable Fuels	101	—	—	101
Personal Products	—	59	—	59
Pharmaceuticals	222	—	—	222
Real Estate Management & Development	59	—	—	59
Road & Rail	187	—	—	187
Semiconductors & Semiconductor Equipment	193	—	—	193
Software	586	—	—	586
Specialty Retail	139	—	—	139
Textiles, Apparel & Luxury Goods	—	233	—	233
Total Common Stocks	2,882	863	—	3,745
Investment Companies	18	32	—	50
Call Options Purchased	—	21	—	21
Short-Term Investment
Investment Company	145	—	—	145
Total Assets	$3,045	$916	$—	$3,961

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$2,445	$6,399	$—	$8,844
Health Care	2,761	351	—	3,112
Industrial	4,131	1,370	76	5,577
Lodging/Resorts	728	291	—	1,019
Office	652	2,163	—	2,815
Residential	6,925	742	38	7,705
Retail	5,196	1,557	—	6,753
Self Storage	3,454	494	—	3,948
Specialty	969	—	—	969
Total Common Stocks	27,261	13,367	114	40,742
Short-Term Investments
Investment Company	1,372	—	—	1,372
Repurchase Agreements	—	111	—	111
Total Short-Term Investments	1,372	111	—	1,483
Total Assets	$28,633	$13,478	$114	$42,225

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$167
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(53)
Realized gains (losses)	-
Ending Balance	$114

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(53)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stocks	$114	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

		Market Transaction Method	Transaction Valuation	$0.003	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$739	$—	$—	$739
Capital Markets	3,012	1,515	—	4,527
Electronic Equipment, Instruments & Components	1,490	—	—	1,490
Health Care Equipment & Supplies	10,025	—	—	10,025
Household Products	1,561	3,102	—	4,663
Information Technology Services	12,854	—	—	12,854
Insurance	—	2,379	—	2,379
Interactive Media & Services	2,121	—	—	2,121
Life Sciences Tools & Services	8,992	—	—	8,992
Machinery	2,149	1,047	—	3,196
Personal Products	850	1,146	—	1,996
Pharmaceuticals	743	—	—	743
Professional Services	1,261	1,919	—	3,180
Semiconductors & Semiconductor Equipment	2,943	—	—	2,943
Software	10,386	3,450	—	13,836
Textiles, Apparel & Luxury Goods	936	—	—	936
Total Common Stocks	60,062	14,558	—	74,620
Short-Term Investment
Investment Company	1,456	—	—	1,456
Total Assets	$61,518	$14,558	$—	$76,076

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$32,257	$—	$—		$32,257
Biotechnology	79,932	—	—		79,932
Capital Markets	56,078	—	—		56,078
Chemicals	35,373	—	—		35,373
Commercial Services & Supplies	13,443	—	—		13,443
Consumer Finance	10,889	—	—		10,889
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	357,954	—	—		357,954
Health Care Equipment & Supplies	37,004	—	—		37,004
Health Care Providers & Services	258,722	—	—		258,722
Health Care Technology	146,995	—	—		146,995
Information Technology Services	1,325,017	176,327	—		1,501,344
Interactive Media & Services	159,839	—	—		159,839
Internet & Direct Marketing Retail	702,900	—	—		702,900
Leisure Products	22,589	—	—		22,589
Life Sciences Tools & Services	133,723	—	—		133,723
Pharmaceuticals	372,740	—	—		372,740
Road & Rail	437,361	—	—		437,361
Semiconductors & Semiconductor Equipment	144,209	—	—		144,209
Software	1,143,512	—	—		1,143,512
Specialty Retail	40,007	—	—		40,007
Total Common Stocks	5,510,544	176,327	—	†	5,686,871	†
Preferred Stock
Software	—	—	110,834		110,834
Investment Company	45,992	—	—		45,992
Call Options Purchased	—	48,637	—		48,637
Short-Term Investments
Investment Company	150,720	—	—		150,720
Repurchase Agreements	—	9,129	—		9,129
Total Short-Term Investments	150,720	9,129	—		159,849
Total Assets	$5,707,256	$234,093	$110,834	†	$6,052,183	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$-		$139,951	†
Purchases	-		-
Sales	-		-
PIPE transaction	-		-
Amortization of discount	-		-
Transfers in	-	†	-
Transfers out	-		(-	)†
Corporate actions	-		-
Change in unrealized appreciation (depreciation)	-		(29,117)
Realized gains (losses)	-		-
Ending Balance	$-	†	$110,834

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$-		$(29,117)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$110,834	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value /Revenue	22.8x	Increase
			Discount for Lack of Marketability	14.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Airlines	$1,958	$—	$—	$1,958
Auto Components	6,526	—	—	6,526
Beverages	2,668	—	—	2,668
Biotechnology	12,018	410	—	12,428
Chemicals	5,012	—	—	5,012
Commercial Services & Supplies	1,128	—	—	1,128
Communications Equipment	12,456	—	—	12,456
Consumer Finance	3,159	—	—	3,159
Diversified Consumer Services	10,807	—	—	10,807
Diversified Holding Companies	14,204	—	—	14,204
Diversified Telecommunication Services	17,655	—	—	17,655
Electrical Equipment	1,398	—	—	1,398
Health Care Equipment & Supplies	7,533	1,340	—	8,873
Health Care Providers & Services	58,245	—	—	58,245
Health Care Technology	24,853	—	—	24,853
Hotels, Restaurants & Leisure	4,060	—	—	4,060
Household Durables	5,339	6,408	—	11,747
Information Technology Services	25,714	—	—	25,714
Insurance	2,163	—	—	2,163
Internet & Direct Marketing Retail	32,182	—	—	32,182
Leisure Products	8,371	—	—	8,371
Life Sciences Tools & Services	21,325	—	—	21,325
Metals & Mining	2,164	—	—	2,164
Pharmaceuticals	4,029	—	—	4,029
Professional Services	1,984	—	—	1,984
Real Estate Management & Development	4,653	—	—	4,653
Software	105,447	—	—	105,447
Specialty Retail	5,393	—	—	5,393
Textiles, Apparel & Luxury Goods	10,084	—	—	10,084
Trading Companies & Distributors	2,656	—	—	2,656
Total Common Stocks	415,184	8,158	—	423,342
Preferred Stocks
Health Care Technology	—	—	6,832	6,832
Software	—	—	5,734	5,734
Total Preferred Stocks	—	—	12,566	12,566
Investment Company	2,905	—	—	2,905
Warrants	83	—	—	83
Call Options Purchased	—	4,236	—	4,236
Short-Term Investments
Investment Company	28,000	—	—	28,000
Repurchase Agreements	—	3,983	—	3,983
Total Short-Term Investments	28,000	3,983	—	31,983
Total Assets	$446,172	$16,377	$12,566	$475,115

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)	Derivative Contract — PIPE (000)
Beginning Balance	$13,361	$(93)
Purchases	-	-
Sales	-	-
PIPE transactions	-	93
Amortization of discount	-	-
Transfers in	-	-
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	(795)	-
Realized gains (losses)	-	-
Ending Balance	$12,566	$-

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(795)	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase In Input**
Preferred Stocks	$12,566	Discounted Cash Flow	Weighted Average Cost of Capital	12.0% - 14.5% / 13.2%	Decrease
			Perpetual Growth Rate	3.0% - 4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value /Revenue	0.6x - 16.6x / 5.2x	Increase
			Discount for Lack of Marketability	12.0% - 18.0% / 15.3%	Decrease
		Comparable Transactions	Enterprise Value /Revenue	2.8% - 15.2% / 6.3%	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$235,063	$—	$235,063
Banks	—	251,522	—	251,522
Beverages	—	240,058	—	240,058
Biotechnology	—	22,385	—	22,385
Capital Markets	143,808	—	—	143,808
Chemicals	—	73,203	—	73,203
Electronic Equipment, Instruments & Components	—	141,579	—	141,579
Food & Staples Retailing	—	38,992	—	38,992
Food Products	—	132,478	—	132,478
Health Care Equipment & Supplies	—	80,275	—	80,275
Hotels, Restaurants & Leisure	—	57,224	—	57,224
Information Technology Services	43,159	97,867	—	141,026
Insurance	—	80,387	—	80,387
Interactive Media & Services	—	78,981	—	78,981
Internet & Direct Marketing Retail	119,784	—	—	119,784
Machinery	—	15,515	—	15,515
Marine	—	81,992	—	81,992
Multi-Utilities	139,854	—	—	139,854
Road & Rail	44,960	—	—	44,960
Semiconductors & Semiconductor Equipment	145,435	142,185	—	287,620
Textiles, Apparel & Luxury Goods	81,497	511,136	—	592,633
Total Common Stocks	718,497	2,280,842	—	2,999,339
Investment Company	15,261	—	—	15,261
Short-Term Investments
Investment Company	2,334	—	—	2,334
Repurchase Agreements	—	76	—	76
Total Short-Term Investments	2,334	76	—	2,410
Total Assets	$736,092	$2,280,918	$—	$3,017,010

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$70,456	$—	$70,456
Air Freight & Logistics	—	24,815	—	24,815
Auto Components	—	7,866	—	7,866
Banks	—	59,311	—	59,311
Beverages	—	103,707	—	103,707
Biotechnology	—	4,250	—	4,250
Capital Markets	—	67,743	—	67,743
Electrical Equipment	—	20,541	—	20,541
Electronic Equipment, Instruments & Components	—	22,313	—	22,313
Food Products	—	26,618	—	26,618
Health Care Equipment & Supplies	—	25,193	—	25,193
Health Care Providers & Services	—	8,347	—	8,347
Hotels, Restaurants & Leisure	—	8,679	—	8,679
Household Products	—	39,752	—	39,752
Information Technology Services	—	20,790	—	20,790
Insurance	—	113,256	—	113,256
Interactive Media & Services	—	21,448	—	21,448
Life Sciences Tools & Services	—	13,207	—	13,207
Machinery	—	71,685	—	71,685
Metals & Mining	25,843	—	—	25,843
Oil, Gas & Consumable Fuels	13,510	35,653	—	49,163
Personal Products	—	35,583	—	35,583
Pharmaceuticals	—	83,514	—	83,514
Professional Services	—	52,411	—	52,411
Semiconductors & Semiconductor Equipment	27,329	14,668	—	41,997
Software	39,217	37,174	—	76,391
Tech Hardware, Storage & Peripherals	—	23,797	—	23,797
Textiles, Apparel & Luxury Goods	—	72,309	—	72,309
Tobacco	—	46,797	—	46,797
Total Common Stocks	105,899	1,131,883	—	1,237,782
Short-Term Investment
Investment Company	22,672	—	—	22,672
Total Assets	$128,571	$1,131,883	$—	$1,260,454

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$80,072	$—	$80,072
Banks	96,278	121,309	—	217,587
Beverages	—	5,863	—	5,863
Biotechnology	—	11,207	—	11,207
Electronic Equipment, Instruments & Components	—	39,072	—	39,072
Entertainment	51,613	5,938	—	57,551
Food & Staples Retailing	—	30,339	—	30,339
Food Products	—	16,418	—	16,418
Hotels, Restaurants & Leisure	40,391	36,597	—	76,988
Information Technology Services	76,295	40,791	—	117,086
Interactive Media & Services	—	63,074	—	63,074
Internet & Direct Marketing Retail	177,701	75,742	—	253,443
Machinery	—	10,039	—	10,039
Multi-Line Retail	20,167	—	—	20,167
Road & Rail	29,326	—	—	29,326
Semiconductors & Semiconductor Equipment	—	63,863	—	63,863
Textiles, Apparel & Luxury Goods	27,118	162,860	—	189,978
Total Common Stocks	518,889	763,184	—	1,282,073
Investment Company	11,695	—	—	11,695
Short-Term Investments
Investment Company	18,101	—	—	18,101
Repurchase Agreements	—	610	—	610
Total Short-Term Investments	18,101	610	—	18,711
Total Assets	$548,685	$763,794	$—	$1,312,479

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Resilience
Assets:
Common Stocks
Beverages	$—	$126	$—	$126
Capital Markets	—	42	—	42
Electrical Equipment	—	34	—	34
Electronic Equipment, Instruments & Components	—	64	—	64
Health Care Equipment & Supplies	—	66	—	66
Hotels, Restaurants & Leisure	—	18	—	18
Household Products	29	49	—	78
Information Technology Services	32	24	—	56
Insurance	—	42	—	42
Interactive Media & Services	—	34	—	34
Life Sciences Tools & Services	69	34	—	103
Machinery	—	66	—	66
Personal Products	—	72	—	72
Pharmaceuticals	—	73	—	73
Professional Services	—	110	—	110
Semiconductors & Semiconductor Equipment	41	15	—	56
Software	52	62	—	114
Textiles, Apparel & Luxury Goods	—	99	—	99
Total Common Stocks	223	1,030	—	1,253
Short-Term Investment
Investment Company	13	—	—	13
Total Assets	$236	$1,030	$—	$1,266

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset Real Return
Common Stocks
Metals & Mining	$2,347	$468	$—	$2,815
Oil, Gas & Consumable Fuels	—	18	—	18
Total Common Stocks	2,347	486	—	2,833
Sovereign	—	1,096	—	1,096
U.S. Treasury Securities	—	24,640	—	24,640
Short-Term Investments
Investment Company	8,635	—	—	8,635
Repurchase Agreements	—	8	—	8
Total Short-Term Investments	8,635	8	—	8,643
Foreign Currency Forward Exchange Contracts	—	— @	—	— @
Futures Contract	339	—	—	339
Interest Rate Swap Agreements	—	291	—	291
Total Assets	11,321	26,521	—	37,842
Liabilities:
Futures Contract	(36)	—	—	(36)
Interest Rate Swap Agreements	—	(388)	—	(388)
Total Liabilities	(36)	(388)	—	(424)
Total	$11,285	$26,133	$—	$37,418

@	Value is less than $500.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Next Gen Emerging Markets
Assets:
Common Stocks
Banks	$—	$5,961	$—	$5,961
Entertainment	—	1,871	—	1,871
Food Products	—	2,444	—	2,444
Health Care Providers & Services	—	1,293	—	1,293
Information Technology Services	5,786	3,610	—	9,396
Internet & Direct Marketing Retail	2,071	—	—	2,071
Metals & Mining	—	2,357	—	2,357
Oil, Gas & Consumable Fuels	889	1,267	—	2,156
Paper & Forest Products	—	1,001	—	1,001
Personal Products	—	1,909	—	1,909
Software	1,697	2,095	—	3,792
Specialty Retail	—	2,547	—	2,547
Textiles, Apparel & Luxury Goods	—	1,533	—	1,533
Wireless Telecommunication Services	—	1,844	—	1,844
Total Common Stocks	10,443	29,732	—	40,175
Short-Term Investment
Investment Company	3,282	—	—	3,282
Total Assets	$13,725	$29,732	$—	$43,457

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Permanence
Assets:
Common Stocks
Aerospace & Defense	$287	$—	$—	$287
Capital Markets	107	—	—	107
Chemicals	43	—	—	43
Commercial Services & Supplies	135	—	—	135
Construction Materials	16	—	—	16
Distributors	77	—	—	77
Diversified Consumer Services	80	—	—	80
Entertainment	50	—	—	50
Equity Real Estate Investment Trusts (REITs)	14	—	—	14
Food Products	104	—	—	104
Health Care Equipment & Supplies	77	—	—	77
Health Care Technology	106	—	—	106
Hotels, Restaurants & Leisure	96	—	—	96
Household Durables	48	—	—	48
Insurance	131	—	—	131
Internet & Direct Marketing Retail	214	—	—	214
Life Sciences Tools & Services	92	—	—	92
Metals & Mining	35	—	—	35
Oil, Gas & Consumable Fuels	76	—	—	76
Pharmaceuticals	123	—	—	123
Professional Services	17	—	—	17
Semiconductors & Semiconductor Equipment	118	—	—	118
Software	585	—	—	585
Specialty Retail	319	—	—	319
Trading Companies & Distributors	31	—	—	31
Total Common Stocks	2,981	—	—	2,981
Investment Company	14	—	—	14
Call Options Purchased	—	18	—	18
Short-Term Investments
Investment Company	30	—	—	30
Total Assets	$3,025	$18	$—	$3,043

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Banks	$19,348	$—	$—	$19,348
Building Products	1,049	—	—	1,049
Capital Markets	8,207	—	—	8,207
Commercial Services & Supplies	8,117	—	—	8,117
Distributors	4,607	—	—	4,607
Electric Utilities	6,396	—	—	6,396
Equity Real Estate Investment Trusts (REITs)	15,598	—	—	15,598
Food & Staples Retailing	7,034	—	—	7,034
Health Care Equipment & Supplies	1,070	—	—	1,070
Health Care Technology	1,705	—	—	1,705
Hotels, Restaurants & Leisure	9,831	—	—	9,831
Household Durables	753	—	—	753
Information Technology Services	6,335	—	—	6,335
Insurance	13,201	—	—	13,201
Interactive Media & Services	12,165	—	—	12,165
Life Sciences Tools & Services	14,062	—	—	14,062
Oil, Gas & Consumable Fuels	12,415	—	—	12,415
Personal Products	3,203	—	—	3,203
Software	16,603	—	—	16,603
Specialty Retail	9,439	—	—	9,439
Tech Hardware, Storage & Peripherals	18,046	—	—	18,046
Textiles, Apparel & Luxury Goods	2,979	—	—	2,979
Trading Companies & Distributors	6,605	—	—	6,605
Total Common Stocks	198,768	—	—	198,768
Short-Term Investment
Investment Company	491	—	—	491
Total Assets	$199,259	$—	$—	$199,259

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Focus Real Estate
Assets:
Common Stocks
Apartments	$404	$—	$—	$404
Data Centers	198	—	—	198
Free Standing	277	—	—	277
Health Care	275	—	—	275
Industrial	513	—	—	513
Infrastructure	728	—	—	728
Lodging/Resorts	84	—	—	84
Manufactured Homes	97	—	—	97
Office	75	—	—	75
Self Storage	456	—	—	456
Shopping Centers	363	—	—	363
Single Family Homes	303	—	—	303
Specialty	163	—	—	163
Total Common Stocks	3,936	—	—	3,936
Short-Term Investments
Investment Company	187	—	—	187
Repurchase Agreements	—	23	—	23
Total Short-Term Investments	187	23	—	210
Total Assets	$4,123	$23	$—	$4,146

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$4,483	$—	$—	$4,483
Data Centers	2,118	—	—	2,118
Free Standing	2,664	—	—	2,664
Health Care	2,940	—	—	2,940
Industrial	4,414	—	324	4,738
Lodging/Resorts	810	—	—	810
Manufactured Homes	876	—	—	876
Office	751	—	—	751
Regional Malls	870	—	—	870
Self Storage	3,993	—	—	3,993
Shopping Centers	2,082	—	—	2,082
Single Family Homes	1,841	—	—	1,841
Specialty	2,187	—	—	2,187
Total Common Stocks	30,029	—	324	30,353
Short-Term Investments
Investment Company	1,409	—	—	1,409
Repurchase Agreements	—	127	—	127
Total Short-Term Investments	1,409	127	—	1,536
Total Assets	$31,438	$127	$324	$31,889

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)
Beginning Balance	$523
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(199)
Realized gains (losses)	-
Ending Balance	$324

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(199)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

U.S. Real Estate	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input
Common Stock	$324	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Vitality
Assets:
Common Stocks
Biotechnology	$553	$—	$—	$553
Health Care Equipment & Supplies	270	—	—	270
Health Care Providers & Services	237	—	—	237
Health Care Technology	168	—	—	168
Internet & Direct Marketing Retail	30	—	—	30
Life Sciences Tools & Services	436	—	—	436
Pharmaceuticals	243	—	—	243
Total Common Stocks	1,937	—	—	1,937
Short-Term Investments
Investment Company	123	—	—	123
Repurchase Agreements	—	15	—	15
Total Short-Term Investments	123	15	—	138
Total Assets	$2,060	$15	$—	$2,075

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.